As filed with the Securities and Exchange Commission on April 26, 2021
File Nos. 333-22075 and 811-08061

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 80	☒
and/or
REGISTRATION STATEMENT
UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 83	☒
(Check appropriate box or boxes.)

Diamond Hill Funds
(Exact Name of Registrant as Specified in Charter)

325 John H. McConnell Blvd., Suite 200, Columbus, Ohio 43215
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: (888) 226-5595
Thomas E. Line, Diamond Hill Funds
325 John H. McConnell Blvd., Suite 200, Columbus, Ohio 43215
(Name and Address of Agent for Service)

With copy to:
Michael V. Wible, Esq.
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, Ohio 43215-6101

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on May 3, 2021 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a) (1)
☐	on (date) pursuant to paragraph (a) (1)
☐	75 days after filing pursuant to paragraph (a) (2)
☐	on (date) pursuant to paragraph (a) (2) of Rule 485.
If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

	Investor	Class I	Class Y

Diamond Hill Large Cap Concentrated Fund	DHFAX	DHFIX	DHFYX

As with all mutual fund shares and prospectuses, the Securities and Exchange Commission has not approved or disapproved these shares or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

For more information, see back cover.

Class	Investor	I	Y
Ticker	DHFAX	DHFIX	DHFYX
Investment Objective
The investment objective of the Diamond Hill Large Cap Concentrated Fund is to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

SHAREHOLDER FEES (fees paid directly from your investment)

None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
	Investor	Class I	Class Y
Management fees	0.50%	0.50%	0.50%
Distribution (12b-1) fees	0.25%	None	None
Other expenses	0.21%	0.17%	0.05%
Total annual fund operating expenses	0.96%	0.67%	0.55%

EXPENSE EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Investor	$98	$306
Class I	68	214
Class Y	56	176

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance.
Principal Investment Strategy
The fund, under normal market conditions, invests at least 80% of its net assets in U.S. equity securities with large market capitalizations (“large cap") that Diamond Hill Capital Management, Inc. (the “Adviser”) believes are undervalued. Equity securities consist principally of common stocks. Large cap companies are defined as companies with market capitalizations of $15 billion or greater at the time of purchase. The fund is non-diversified and intends to concentrate its investments in approximately 20 securities.
The Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser’s estimate of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.
Once a stock is selected, the Adviser continues to monitor the company’s strategies, financial performance and competitive environment. The Adviser may sell a security as it reaches the Adviser’s estimate of the company’s value if it believes that the company’s earnings, revenue growth, operating margin or other economic factors are deteriorating or if it identifies a stock that it believes offers a better investment opportunity.
Main Risks
All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund. All of the risks listed below are significant to the fund, regardless of the order in which they appear.
Focused Portfolio Risk The fund may have more volatility and is considered to have more risk than a fund that invests in securities of a greater number of issuers because changes in the value of a single issuer's security may have a more significant effect, either positive or negative, on the fund's net asset value.
Management Risk  The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results.
Market Risk  The value of the fund's investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries or overall securities markets. When the value of the fund’s investments goes down, your investment in the fund decreases in value. A variety of factors

1 DIAMOND HILL FUNDS | PROSPECTUS | MAY 3, 2021| DIAMOND-HILL.COM

Diamond Hill Large Cap Concentrated Fund Summary	As of May 3, 2021
including interest rate levels, recessions, inflation, U.S. economic growth, war or acts of terrorism, natural disasters, political events and widespread public health issues affect the securities markets. The global spread of novel coronavirus disease (COVID-19) was declared a pandemic by the World Health Organization. COVID-19 has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities the fund holds, and may adversely affect the fund's investments and operations. In addition, COVID-19 and governmental responses to COVID-19 may negatively impact the capabilities of the fund's service providers and disrupt the fund's operations. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of the fund's investments.
Sector Emphasis Risk The fund, from time to time, may invest 25% or more of its assets in one or more sectors, subjecting the fund to sector emphasis risk. This is the risk that the fund is subject to a greater risk of loss as a result of adverse economic, business or other developments affecting a specific sector in which the fund has a focused position, than if its investments were diversified across a greater number of industry sectors. Some sectors possess particular risks that may not affect other sectors.
Performance
No performance information is presented for the fund at this time, as the fund has only recently commenced operations. In the future, performance information will be presented in this section of the prospectus. This information will give some indication of the risks of investing in the fund by comparing the fund's investment returns with a broad measure of market performance. The fund intends to compare its performance to the Russell 1000 Index.
The Russell 1000 Index is an unmanaged market capitalization weighted index measuring the performance of the largest 1,000 companies by market capitalization in the Russell 3000 Index. The Russell 3000 Index is an unmanaged market capitalization weighted index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization.
You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.
Shareholder reports containing financial and performance information will be made available in shareholder reports semi-annually. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.
Portfolio Management
Investment Adviser
Diamond Hill Capital Management, Inc.
Portfolio Managers
Charles Bath
Portfolio Manager
since 02/2021
Austin Hawley
Portfolio Manager
since 02/2021
Buying and Selling Fund Shares
Minimum Initial Investment
Investor and Class I:  $2,500
Class Y:  $500,000

To Place Orders	Mail: Diamond Hill Large Cap Concentrated Fund P.O. Box 46707 Cincinnati, OH 45246 Phone: 888-226-5595
Transaction Policies
In general, you can buy or sell (redeem) shares of the fund by mail or phone on any business day. You can generally pay for shares by check or wire. You may be charged wire fees or other transaction fees; ask your financial professional. When selling shares, you will receive a check, unless you request a wire. You may also buy and sell shares through a financial professional.
Dividends, Capital Gains and Taxes
The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares (other than Class Y shares) through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

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Fund Details

Information About Additional Investment Strategies and Related Risks
The fund, under normal market conditions, invests at least 80% of its net assets in U.S. equity securities with large market capitalizations that the Adviser believes are undervalued. The fund is non-diversified and intends to concentrate its investments in approximately 20 securities. This is a non-fundamental investment policy that can be changed by the fund’s Board of Trustees upon 60 days’ prior notice to shareholders.
Securities Lending
To generate additional income, the fund may lend its portfolio securities to financial institutions, meaning that a significant portion of the fund could be on loan at any given time. While this practice will not impact the fund’s principal investment strategy, it does subject the fund to the securities lending risk described in the Investment Risks section below. Any expenses associated with securities lending are not reflected in the fee table for the fund.
Investments in Other Diamond Hill Funds
The fund may invest in shares of another investment company, including another Diamond Hill Fund. While this practice will not impact the fund’s principal investment strategy, it does subject the fund to the investment company risk described in the Investment Risks section below. To the extent the fund invests in an underlying Diamond Hill Fund, the Adviser has contractually agreed to permanently waive a portion of the fund’s management fee in the pro rata amount of the management fee charged by the underlying Diamond Hill Fund. This agreement can only be terminated by the Funds’ Board of Trustees. “Acquired Fund Fees and Expenses” and the amount of the contractual waiver, if any, as shown on the expense table in the Fund Summary for the fund, will vary with changes in the expenses of the underlying Diamond Hill Fund, as well as the allocation of the fund’s assets.
The fund will invest primarily in equity securities. Although not a principal strategy, a fund’s investment in equity securities may also include rights and warrants, S&P Depositary Receipts (“SPDRs”) and American Depositary Receipts (“ADRs”).
Investment Risks
The main risks associated with investing in the fund are described below and in the Fund Summary at the front of this prospectus. All of the risks listed below are significant to the fund, regardless of the order in which they appear.
Main Risks
Focused Portfolio Risk The fund may have more volatility and is considered to have more risk than a fund that invests in securities of a greater number of issuers because changes in the value of a single issuer's security may have a more significant effect, either positive or negative, on the fund's net asset value.
Management Risk  The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results.
Market Risk Overall stock market risks may affect the value of the fund. Factors such as U.S. economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund’s investments goes down, your investment in the fund decreases in value. The global spread of novel coronavirus disease (COVID-19) was declared a pandemic by the World Health Organization. This pandemic has resulted in significant disruptions to economies and markets, adversely impacting individual companies, sectors, industries, currencies, interest and inflation rates, credit ratings, and investor sentiment. COVID-19 has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities the fund holds, and may adversely affect the fund's investments and operations. The duration and extent of COVID-19 over the long-term cannot be reasonably estimated at this time. There have been no comparable recent events that provide guidance as to the effect the spread of COVID-19 as a global pandemic may have on the fund's financial performance. In addition, COVID-19 and governmental responses to COVID-19 may negatively impact the capabilities of the fund's service providers and disrupt the fund's operations. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of the fund’s investments. Management continues to monitor and evaluate this situation.
Sector Emphasis Risk The fund, from time to time, may invest 25% or more of its assets in one or more sectors, subjecting the fund to sector emphasis risk. This is the risk that the fund is subject to a greater risk of loss as a result of adverse economic, business or other developments affecting a specific sector in which the fund has a focused position, than if its investments were diversified across a greater number of industry sectors. Some sectors possess particular risks that may not affect other sectors.
Additional Risks
General Risks  All mutual funds carry a certain amount of risk. You may lose money on your investment in the fund. The fund is subject to management risk because it is an actively managed fund. The fund may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met.
Illiquid Securities Risk  The fund may invest up to 15% of the value of its net assets in securities that are illiquid. An illiquid investment is any investment that cannot be disposed of in current market conditions within seven days in the normal course of business at approximately the amount at which it is valued by the fund and without significantly changing the value of the investment. The price the fund pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. In addition, there may be no market or a limited market in which to sell illiquid securities.
Redemption Risk  The fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent or if a large shareholder redeems a significant portion of its account, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the fund wishes to or is required to sell are illiquid.
Securities Lending Risk  To generate additional income, the fund may lend its portfolio securities to financial institutions under guidelines adopted by the Board of Trustees, including a requirement that the fund receives cash or securities issued by the United States government or its agencies or instrumentalities as collateral from the borrower equal to no less than 100% of the market value of the securities loaned. The fund may invest the cash collateral in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the fund will lose money from the securities received as collateral or the investment of the cash collateral. Borrower default risk is the

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Fund Details

risk that the fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.
Temporary Strategies
From time to time, the fund may take temporary defensive positions that are inconsistent with the fund’s principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. During these times, the fund may invest up to 100% of its assets in cash and cash equivalents. For example, a fund may hold all or a portion of its assets in money market instruments (high quality income securities with maturities of less than one year), securities of money market funds or U.S. Government repurchase agreements. The fund may also invest in such investments at any time to maintain liquidity or pending selection of investments in accordance with its policies. These investments may prevent the fund from achieving its investment objective. If the fund acquires securities of money market funds, the shareholders of the fund will be subject to duplicative management fees and other expenses.
Portfolio Holdings Disclosure
No later than 60 days after the end of each month, the fund will post on the fund's web site, www.diamond-hill.com, a complete schedule of its portfolio holdings as of the last day of that month. In addition to this monthly disclosure, the fund may also make publicly available its portfolio holdings at other dates as may be determined from time to time.
Shareholders may request portfolio holdings schedules at no charge by calling 888-226-5595. A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the Statement of Additional Information.
Management of the Fund
Diamond Hill Capital Management, Inc. (the “Adviser”), 325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215, manages the day-to-day investment decisions of the fund and continuously reviews, supervises and administers the fund's investment programs. The Adviser has been an investment adviser to individuals, pension and profit sharing plans, trusts, corporations and other institutions since June 2, 1988. As of December 31, 2020, the Adviser managed approximately $26.4 billion in assets.
Pursuant to the investment advisory contract between the Adviser and the fund, the Adviser, subject to the supervision of the Board of Trustees and in conformity with the stated objective and policies of the fund, manages both the investment operations of the fund and the composition of the fund's portfolios, including the purchase, retention and disposition of securities. In connection therewith, the Adviser is obligated to keep certain books and records of the fund. The Adviser also administers the corporate affairs of the fund, and in connection therewith, furnishes the fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the fund's custodian, and the fund's sub-administrator, sub-fund accountant and sub-transfer agent. The management services of the Adviser are not exclusive under the terms of the investment advisory contract and the Adviser is free to, and does, render management services to others.
Disclosure regarding the basis for the Board of Trustees’ approval of the investment advisory contract between the Adviser and the fund will be made available in the fund's semi-annual report to shareholders for the period ended June 30, 2021.
The fund is authorized to pay the Adviser an annual fee of 0.50%.
Portfolio Managers
Charles Bath
Portfolio Manager
since 02/2021
Austin Hawley
Portfolio Manager
since 02/2021
The Portfolio Managers (PMs) hold ultimate responsibility and accountability for the investment results of the portfolio and have full authority to make all investment decisions.
Mr. Bath has a Bachelor of Science degree in Accounting from Miami University, a Master’s of Business Administration from The Ohio State University and holds the CFA designation. He has been the Managing Director – Investments for the Adviser since September 2002. Mr. Bath also currently serves as a Portfolio Manager for the Adviser. From 1985 to September 2002, Mr. Bath was a senior portfolio manager for Gartmore Global Investments, a global investment firm affiliated with Nationwide Insurance. Mr. Bath was first employed by Nationwide Insurance as an investment professional in 1982.
Mr. Hawley has a Bachelor of Arts degree in History (cum laude) from Dartmouth College, a Masters degree in Business Administration (with distinction) from Tuck School of Business at Dartmouth College and holds the CFA designation. He has been an investment professional with the Adviser since August 2008. Mr. Hawley currently serves as a Portfolio Manager for the Adviser. From July 1999 to July 2002, Mr. Hawley was an Investment Associate at Putnam Investments. He was an Equity Analyst at Putnam Investments from July 2004 to July 2008.
The Statement of Additional Information provides additional information about each portfolio manager’s compensation structure, other managed accounts and ownership of securities in their managed fund(s).

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Your Account
Pricing Your Shares
When you buy and sell shares of the fund, the price of the shares is based on the fund’s net asset value per share (NAV) next determined after the order is received. The NAV is calculated at the close of trading (normally 4:00 p.m., Eastern time ) on each day the New York Stock Exchange (“NYSE”) is open for business (“open business day”). Should the NYSE experience an unexpected market closure or restriction on trading during or on what is expected to be an open business day, the fund will make a determination whether to calculate the NAV at the times as described above (and value the securities as described below in this prospectus and in the Statement of Additional Information) or to suspend the determination of the NAV based on available information at the time of or during the unexpected closure or restriction on trading. Purchase requests received by the fund or an authorized agent of the fund after the NYSE closes, or on a day on which the NYSE is not open for trading, will be effective on the next open business day thereafter on which the NYSE is open for trading, and the offering price will be based on the fund’s NAV at the close of trading on that day. A separate NAV is calculated for each share class of the fund. The NAV for a class is calculated by dividing the value of the fund’s total assets (including interest and dividends accrued but not yet received), allocable to that class, minus liabilities (including accrued expenses) allocable to that class, by the total number of that class’ shares outstanding. The market value of the fund’s investments is determined primarily on the basis of readily available market quotations.
If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security’s value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before the fund’s NAV is calculated, that security may be valued at its fair value in accordance with policies and procedures adopted by the fund’s Board of Trustees. Without a fair value price, short term traders could take advantage of the arbitrage opportunity and dilute the NAV of long term investors. Fair valuation of the fund’s portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund’s NAV by short term traders. Fair valuation involves subjective judgments and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.
How to Purchase Shares
Shares of the fund have not been registered for sale outside of the United States and the funds are generally only available to residents in the United States with a valid tax identification number. This prospectus in not intended for distribution to prospective investors outside of the United States. The fund generally does not market or sell shares to investors domiciled outside of the United States, even if the investors are citizens or lawful permanent residents of the United States. Any non-U.S. shareholders generally would be subject to U.S. tax withholding on distributions by the fund. This prospectus does not address in detail the tax consequences affecting any shareholder who is a nonresident alien individual or non-U.S. trust or estate, non-U.S. corporation or non-U.S. partnership.
Financial Intermediaries
Financial intermediaries or such other organizations may impose eligibility requirements for each of their clients or customers investing in the fund, including investment minimum requirements, which may be the same or differ from the requirements for investors purchasing directly from the fund, and certain financial intermediaries may charge their customers transaction or other fees. Certain share classes may not be available through all financial intermediaries. The fund or Adviser may pay service and/or distribution fees to these entities for services they provide to Investor and Class I shareholders.
Investor shares are available to the general public. Investor shares may also be purchased through financial intermediaries that have entered into agreements with Diamond Hill Funds or its agents. Financial intermediaries may include financial advisors, investment advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrations or any other organization authorized to act in a fiduciary, advisory, custodial or agency capacity for its clients or customers.
Class I shares are available for purchase by institutional investors such as corporations, pension and profit sharing or defined contribution plans, non-profit organizations, charitable trusts, foundations and endowments. Class I shares may also be purchased through financial intermediaries that have entered into agreements with Diamond Hill Funds or its agents. Financial intermediaries may include financial advisors, investment advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrations or any other organization authorized to act in a fiduciary, advisory, custodial or agency capacity for its clients or customers.
Class I shares may also be purchased by officers, trustees, directors and employees, and their immediate family members (i.e., spouses, children, grandchildren, parents, grandparents and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of Diamond Hill Funds or Diamond Hill Investment Group, Inc. and its subsidiaries and affiliates.
Class Y shares are available for purchase by institutional investors such as corporations, pension and profit sharing or defined contribution plans, non-profit organizations, charitable trusts, foundations and endowments.
Class Y shares may also be purchased by individual investors, if purchased through financial intermediaries authorized to act in an investment advisory capacity that have entered into a written agreement with the Adviser or the applicable fund to offer such shares through an omnibus account held at the fund.
All Class Y purchases of a fund, whether purchased by an institutional investor or by a financial intermediary on behalf of an individual investor, will not require the fund, its investment adviser or any other affiliates, to make any sub-transfer agent, service, networking, distribution-related, marketing, maintenance, revenue sharing or any other fees or payments to any third party now or for the entire life of the investment in Class Y shares. Class Y shares have no ongoing shareholder service fees.
Minimum Initial Investment amount for Investor and Class I shares is $2,500. The minimum initial investment amount for Class Y is $500,000.
1.The fund may waive the investment minimums for corporate participant directed retirement accounts (such as 401(k) accounts).
2.The fund may waive the initial investment minimums for Investor and Class I shares purchased through financial intermediaries that have entered into a written agreement with the funds or its Agents.
3.The fund may waive the initial investment minimums for Class Y shares purchased through financial intermediaries authorized to act in an investment advisory capacity that have entered into a written

5 DIAMOND HILL FUNDS | PROSPECTUS | MAY 3, 2021| DIAMOND-HILL.COM

Your Account
agreement with the Adviser to offer such shares through an omnibus account held at the fund.
4.The fund may waive the investment minimums in other circumstances as it may judge appropriate.
All investments and exchanges are subject to approval by a fund and the fund reserves the right to reject any purchase or exchange of shares at any time. The funds request advance notification of investments in excess of 5% of the current net assets of the fund.
All Classes of the fund may not be available in every state.
Important Information About Procedures for Opening an Account
Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means for you: When you open an account, we will ask for your name, residential address, date of birth, government identification number and other information that will allow us to identify you. We may also ask to see your driver’s license or other identifying documents. If we do not receive these required pieces of information, there may be a delay in processing your investment request, which could subject your investment to market risk. If we are unable to immediately verify your identity, the fund may restrict further investment until your identity is verified. If we are unable to verify your identity, the fund reserves the right to close your account without notice and return your investment to you at the NAV determined on the day in which your account is closed. If we close your account because we are unable to verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment.
Fund Supermarkets and Clearing Organizations
You may purchase shares of the fund through a fund supermarket or clearing organization, which is a broker-dealer, bank or other financial institution that purchases shares for its customers (Processing Organization). The fund has authorized certain Processing Organizations to receive purchase and sale orders on its behalf. Before investing in the funds through a Processing Organization, you should read carefully any materials provided by the Processing Organization together with this prospectus.
When shares are purchased this way, there may be various differences. The Processing Organization may:
•    Charge a fee for its services.
•    Act as the shareholder of record of the shares.
•    Set different minimum initial and additional investment requirements.
•    Impose other charges and restrictions.
•    Designate intermediaries to accept purchase and sale orders on the fund’s behalf.
•    Impose an earlier cut-off time for purchase and redemption requests.
The Trust considers a purchase or sale order as received when an authorized Processing Organization, or its authorized designee, receives the order in proper form. These orders will be priced based on the respective fund’s net asset value next computed after such order is received in proper form. It is the responsibility of the authorized agent to transmit properly completed purchase orders so that they will be received timely by the Trust.
Shares held through a Processing Organization may be transferred into your name following procedures established by your Processing Organization and the Trust. Certain Processing Organizations may receive compensation from the Trust, the Adviser or their affiliates.
Fund Direct Purchase
You may also make a direct initial investment by following these steps:
• Complete and sign an investment application form which you can request by calling the fund at 888-226-5595 between the hours of 8:00 a.m. and 6:00 p.m. Eastern time on days the fund is open for business. On days when the NYSE closes early, the call center hours will be reduced accordingly.
•    Make your check (drawn on a U.S. bank and payable in U.S. dollars) payable to the Diamond Hill Large Cap Concentrated Fund. We do not accept post-dated checks, third party checks, travelers’ checks, cash, money orders, cashier checks greater than $10,000, credit card convenience checks or “starter” checks.
•    Mail the application and check to: Diamond Hill Large Cap Concentrated Fund, P.O. Box 46707, Cincinnati, OH 45246
To purchase shares of the fund by wire, call the fund at 888-226-5595 between the hours of 8:00 a.m. and 6:00 p.m. Eastern time on days the fund is open for business for instructions. On days when the NYSE closes early, the call center hours will be reduced accordingly. The fund will accept wire orders only on a day on which the fund, the Custodian and the Transfer Agent are open for business. A wire purchase will be considered made when the wired money is received and the purchase is accepted by the fund. Any delays that may occur in wiring money, including delays that may occur in processing by the banks, are not the responsibility of the fund or the Transfer Agent. There is presently no fee for the receipt of wired funds, but the fund may charge a fee in the future.
AIP Program
When making your initial investment in the fund, you may choose to participate in the fund’s automatic investment program (AIP) by completing the AIP section of the application form discussed above. Purchase amounts ($100 minimum) are automatically debited each month from your bank account through ACH (automated clearing house).
Sales Charges
Shares of the fund are purchased at its NAV.
The fund's principal underwriter compensates financial intermediaries (such as broker-dealers), including processing organizations, who sell shares of the fund. Compensation comes from Rule 12b-1 fees.
The fund's shares may be available at brokerage firms that have agreements with the fund's distributor. Shareholders may be required to pay a commission and/or other form of compensation to the broker. Shares of the funds are available in share classes that have different fees and expenses.
Distribution Plan
The fund has adopted a plan under Rule 12b-1 that allows Investor shares to pay distribution fees. Up to 0.25% of the Investor class’s 12b-1 fee can be used as a shareholder servicing fee. Investor shares pay annual 12b-1 expenses of 0.25%. Because these fees are paid out of the fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
Additional Compensation to Financial Intermediaries
Diamond Hill Capital Management, Inc., the Adviser and Administrator, may make payments to financial intermediaries that can be categorized as “service-related” or “distribution-related.”
Payments made by the Administrator to financial intermediaries to compensate or reimburse them for administrative or other client services provided, such as sub-transfer agency services for

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shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, record keeping and other shareholder services are categorized as “servicing related.” Payments made pursuant to such agreements generally are based on either (a) a percentage of the average daily net assets of clients serviced by such financial intermediaries, or (b) the number of accounts serviced by such financial intermediary.
Payments made by the Adviser from its own resources to financial intermediaries that are in addition to, rather than in lieu of, Rule 12b-1 fees for distribution-related expenses, such as marketing or promotional expenses, are often referred to as “distribution-related.” Distribution-related payments may be made on the basis of the sales of shares attributable to that intermediary, the average net assets of the fund and other Diamond Hill Funds attributable to the accounts of that intermediary and its clients, negotiated lump sum payments for distribution services provided, or similar fees. In some circumstances, distribution related payments may create an incentive for a financial intermediary or its representatives to recommend or offer shares of the fund or other Diamond Hill Funds to its customers or provide an incentive for a financial intermediary to cooperate with the Distributor’s marketing efforts by providing representatives of the Distributor with preferential access to representatives of the intermediary’s sales force. Distribution-related payments may also be used to reimburse expenses related to educational seminars and “due diligence” or training meetings (to the extent permitted by applicable laws or the rules of the Financial Industry Regulatory Authority (“FINRA”)) designed to increase sales representatives’ awareness about Diamond Hill Funds, including travel and lodging expenditures.
Other Purchase Information
The fund reserves the right to limit the amount of purchases and to refuse to sell to any person. When purchasing shares of the fund by check, the check must be made out to the fund, or the Trust, as the payee. If your check or wire does not clear, you will be responsible for any loss incurred by the fund. If you are already a shareholder of the fund, we reserve the right to redeem shares from any identically registered account in the Trust as reimbursement for any loss incurred or money owed to the Trust. You may be prohibited or restricted from making future purchases in the fund.
How to Redeem Shares
You may redeem all or part of your investment in the fund on any day that the New York Stock Exchange is open for trading, subject to certain restrictions described below. Redemption requests received by a fund or an authorized agent of the fund before 4:00 p.m. ET (or before if the NYSE closes before 4:00 p.m. ET) will be effective that day. The price you will receive when you redeem your shares will be the NAV next determined after the fund receives your properly completed order to sell. You may receive proceeds of your sale in a check, ACH, or federal wire transfer. The fund typically expect that it will take one to three days following the receipt of your redemption request to pay out redemption proceeds; however, while not expected, payment of redemption proceeds may take up to seven days. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the fund’s securities at the time of your sale. If you sell shares through your financial intermediary, contact your financial adviser for their requirements and procedures. A broker may charge a transaction fee to redeem shares. The fund may charge $9 for wire redemptions. Any charges for wire redemptions will be deducted from your account by redemption of shares. The fund encourages, to the extent possible, advance notification of large redemptions. The fund typically expects that the fund will hold cash or cash equivalents to meet redemption requests. The fund may also use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the fund. These redemption methods will be used regularly and may also be used in stressed market conditions. The fund reserves the right to redeem in-kind as described under “Additional Information” below. Redemptions in-kind are typically used to meet redemption requests that represent a large percentage of the fund’s net assets in order to minimize the effect of large redemptions on the fund and its remaining shareholders. Redemptions in-kind may be used regularly in circumstances as described above, and may also be used in stressed market conditions.
By Mail  To redeem any part of your account in the fund by mail, send a written request, with the following information, to:
Diamond Hill Large Cap Concentrated Fund
P.O. Box 46707
Cincinnati, OH 45246
•    the fund name;
•    your account number;
•    the name(s) on your account;
•    your address;
•    the dollar amount or number of shares you wish to redeem;
•    the signature of all registered account owners, signed in the exact name(s) and any special capacity in which they are registered; and
•    the Federal tax withholding election (for retirement accounts),
•    If the shares to be redeemed have a value of $100,000 or more, your signature(s) must be guaranteed by an original Medallion Signature Guarantee by an eligible guarantor institution outlined below,
•    You must request the redemption in writing with your signature guaranteed by a Medallion Signature Guarantee, regardless of the value of the shares being redeemed if: the address on your account has been changed within 15 days of your redemption request; the check is not being mailed to the address on your account; the check is not being made payable to the owner(s) of the account; the redemption proceeds are being transferred to another fund account with a different registration or; the redemption proceeds are being wired to bank instructions currently not on your account.
We accept original signature guarantees from U.S. banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings and loan associations participating in a Medallion program. The three recognized medallion programs are Securities Transfer Agent Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). SIGNATURE GUARANTEES RECEIVED FROM INSTITUTIONS NOT PARTICIPATING IN THESE PROGRAMS WILL NOT BE ACCEPTED. In certain instances, we may require you to furnish additional legal documents to insure proper authorization.
By Telephone  If you have completed the Optional Telephone Redemption and Exchange section of your investment application, you may sell any part of your account by calling the fund at 888-226-5595 between the hours of 8:00 a.m. and 6:00 p.m. Eastern time on days the fund is open for business. On days when the NYSE closes early, the call center hours will be between reduced accordingly. IRA accounts are not redeemable by telephone.
Neither the fund nor the Transfer Agent will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions. The affected shareholders will bear

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the risk of any such loss. The fund or the Transfer Agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the fund and/or the Transfer Agent do not employ such procedures, they may be liable for losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification before acting upon telephone instructions, providing written confirmation of the transactions, and/or digitally recording telephone instructions.
We may terminate the telephone sale procedures at any time. During periods of extreme market activity it is possible that you may encounter some difficulty in telephoning us, although we have never experienced difficulties in receiving or in a timely fashion responding to telephone requests. If you are unable to reach us by telephone, you may request a sale by mail. An original Medallion Signature Guarantee is required for any telephone redemption request for an amount of at least $100,000 as described above. A telephone redemption request for an amount of at least $100,000 as described above will not be processed until the Medallion Signature Guarantee is received by the Transfer Agent.
Additional Information  Redemptions will be remitted to the record holder at the address of record or to bank accounts of the shareholder that have been previously designated by the shareholder. If you are not certain of the requirements for a sale please call the fund at 888-226-5595 between the hours of 8:00 a.m. and 6:00 p.m. Eastern time on days the fund is open for business. On days when the NYSE closes early, the call center hours will be reduced accordingly. We cannot accept, and will return, requests specifying a certain date or share price. The fund may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as ten business days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, we may suspend sales or postpone payment dates.
Generally, all redemptions will be for cash. However, if during any 90-day period you redeem shares in an amount greater than the lesser of $250,000 or 1% of the fund’s net assets, the fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. Marketable securities may include illiquid securities. You may experience a delay in converting illiquid securities to cash. Redemption-in-kind proceeds are limited to securities that are traded on a public securities market or are limited to securities for which quoted bid and asked prices are available. They are distributed to the redeeming shareholder based on a weighted-average pro-rata basis of the fund's holdings. If payment is made in securities, the fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on a fund and its remaining shareholders. If you receive securities when redeeming your account, the securities will be subject to market fluctuation and you may incur tax and transaction costs if the securities are sold.
Accounts with Low Balances  Maintaining small accounts is costly for the fund and may have a negative effect on performance. Shareholders are encouraged to keep their accounts above the fund’s minimum.
•    The fund reserves the right to redeem your remaining shares and close your account if a redemption of shares brings the value of your account below $2,500. In such cases, you will be notified and given at least 30 days to purchase additional shares to bring the balance above the minimum before the account is closed.
•    The above involuntary redemptions constitute a sale of fund shares. You should consult your tax adviser concerning the tax consequences of involuntary redemptions.
How to Exchange Shares
You may exchange any or all of your shares in the fund for shares in another Diamond Hill Fund or another share class of the same fund, subject to the following conditions:
Investor shares of the fund may be exchanged for:
•Investor shares of another fund
•Another share class of the same fund provided you meet the eligibility and minimum investment requirements of that class.
Class I shares of the fund may be exchanged for:
•Class I shares of another fund
•Another share class of the same fund provided you meet the eligibility and minimum investment requirements of that class.
Class Y shares of the fund may be exchanged for:
•Class Y shares of another fund
•Another share class of the same fund if you are eligible to purchase that class.
You may request the exchange for accounts held directly at the transfer agent by telephoning 888-226-5595 between the hours of 8:00 a.m. and 6:00 p.m. Eastern time on days the fund is open for business or writing the fund at Diamond Hill Funds, P.O. Box 46707, Cincinnati, OH 45246. On days when the NYSE closes early, the call center hours will be reduced accordingly. You may request the exchange for accounts held through a financial intermediary by contacting the financial intermediary directly. Exchanges may be made only if the exchanging fund is registered in your state of residence. The exchange privilege does not constitute an offering or recommendation of a fund. Due to operational limitations at your financial intermediary, your ability to exchange your shares to another share class may be limited. It is your responsibility to obtain and read a prospectus of the exchanging fund before you make an exchange. Not all share classes may be available for each fund.
•If you exchange shares into or out of a fund, the exchange is made at the net asset value per share of each fund next determined after the exchange request is received.
In times of extreme economic or market conditions, exchanging fund shares by telephone may be difficult. To receive a specific day’s price, your letter or call must be received before that day’s close of the New York Stock Exchange. Each exchange represents the sale of shares from one fund and the purchase of shares in another, which may produce a gain or loss for federal income tax purposes.
Exchanges will be accepted only if the registration of the two accounts is identical or the exchange instructions have a Medallion Signature Guarantee. The fund and the Transfer Agent are not liable for following instructions communicated by telephone that they reasonably believe to be genuine. They will use reasonable procedures to confirm that telephone instructions are genuine. The exchange feature may be modified or discontinued at any time upon notice to you in accordance with federal securities laws.
Share Class Conversions The Internal Revenue Service currently takes the position that a conversion/exchange of share classes of the same fund is a nontaxable event. Conversion/exchanges of share classes between different funds is generally taxable.

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Fund Details
How to Request Certain Non-Financial Transactions
The fund will accept the STAMP’s Signature Validation Program (SVP) stamp for certain non-financial transactions. The SVP was introduced in response to requests from financial services institutions that rely upon the effectiveness of a signature guarantee when processing non-financial transactions for which the surety bond attached to a Medallion Signature Guarantee (MSG) would not apply. The SVP stamp carries its own separate surety bond that would apply to such non-financial transactions. The SVP stamp may be obtained from eligible members, including banks, broker/dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations.
This program enables the fund to accept documents stamped with an SVP stamp in lieu of the MSG for non-financial transactions. The non-financial transactions for which the fund can accept an SVP are: (1) change name; (2) add or change banking instructions; (3) add or change beneficiaries; (4) add or change authorized account traders; (5) add a Power of Attorney; (6) add or change Trustee; and (7) change UTMA/UGMA custodian.
In the event that your bank or financial institution does not participate in the SVP Stamp program, you should request that the guarantor use their Medallion Guarantee Stamp.
Market Timing and Frequent Trading Policy
The fund is not designed to serve as a vehicle for frequent trading. The fund does not authorize, and use reasonable methods to discourage, short-term or excessive trading, often referred to as “market timing.” Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing or excessive trading may result in dilution of the value of fund shares held by long-term shareholders, disrupt portfolio management, and increase fund expenses for all shareholders. The fund will take reasonable steps to discourage excessive short-term trading and the fund's Board of Trustees has adopted the following policies and procedures with respect to market timing. The fund will monitor selected trades on a daily basis in an effort to detect excessive short-term trading. If the fund has reason to believe that a shareholder has engaged in excessive short-term trading, the fund may ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s accounts. In addition to rejecting purchase orders in connection with suspected market timing activities, the fund can reject a purchase order for any reason. While the fund cannot assure the prevention of all excessive trading and market timing, by making these judgments the fund believes it is acting in a manner that is in the best interests of shareholders.
Market timers may disrupt portfolio management and harm fund performance. To the extent that the fund is unable to identify market timers effectively, long-term investors may be adversely affected. Although the fund uses a variety of methods to detect and deter market timing, due to the complexity involved in identifying excessive trading there is no assurance that the fund's efforts will identify and eliminate all trades or trading practices that may be considered abusive. In accordance with Rule 22c-2 under the Investment Company Act of 1940, the Trust has entered into information sharing agreements with certain financial intermediaries. Under these agreements, a financial intermediary is obligated to: (1) adopt and enforce during the term of the agreement, a market-timing policy, the terms of which are acceptable to the Trust; (2) furnish the Trust, upon its request, with information regarding customer trading activities in shares of the Trust; and (3) enforce its market-timing policy with respect to customers identified by the Trust as having engaged in market timing. When information regarding transactions in the Trust’s shares is requested by the Trust and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an “indirect intermediary”), any financial intermediary with whom the Trust has an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Trust, to restrict or prohibit the indirect intermediary from purchasing shares of the Trust on behalf of other persons.
The fund applies these policies and procedures to all shareholders believed to be engaged in market timing or excessive trading. The fund has no arrangements to permit any investor to trade frequently in shares of the fund, nor will it enter into any such arrangements in the future.
Distribution and Taxes
The following information is provided to help you understand the income and capital gains you may earn while you own fund shares, as well as the federal income taxes you may have to pay. The amount of any distribution varies and there is no guarantee the fund will pay either income dividends or capital gain distributions. For tax advice about your personal tax situation, please speak with your tax adviser.
Income and Capital Gain Distributions  The fund intends to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, the fund generally pays no federal income tax on the income and gains distributed to you. The fund expects to declare and distribute their net investment income, if any, to shareholders annually. Capital gains, if any, may be distributed at least annually. The fund may distribute income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the fund. All income and capital gain distributions are automatically reinvested in shares of the fund unless you request cash distributions on your application or through a written request. If you choose to have dividends or capital gain distributions, or both, mailed to you and the distribution check is returned as undeliverable or is not presented for payment within six months, the Trust reserves the right to reinvest the check proceeds and future distributions in shares of the fund at the fund’s then-current NAV until you give the Trust different instructions.
Tax Considerations  If you are a taxable investor, dividends and capital gain distributions you receive from the fund, whether you reinvest your distributions in additional fund shares or receive them in cash, are subject to federal income tax, state taxes, and possibly local taxes:
•    distributions are taxable to you at either ordinary income or capital gains tax rates;
•    distributions of short-term capital gains are paid to you as ordinary income that is taxable at applicable ordinary income tax rates;
•    distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your fund shares;
•    for individuals, a portion of the income dividends paid may be qualified dividend income eligible for long-term capital gains tax rates, provided that certain holding period requirements are met;
•    for corporate shareholders, a portion of income dividends may be eligible for the corporate dividend-received deduction, subject to certain limitations;

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•    distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December; and
•    for taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax is imposed on distributions you receive from the fund and gains from selling, redeeming or exchanging your shares.
The amount and type of income dividends and the tax status of any capital gains distributed to you are reported on Form 1099-DIV, which we send to you annually during tax season (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax). The fund may reclassify income after your tax reporting statement is mailed to you. This can result from the rules in the Internal Revenue Code that effectively prevent mutual funds, such as the fund, from ascertaining with certainty, until after the calendar year end, the final amount and character of distributions a fund has received on its investments during the prior calendar year. Prior to issuing your statement, the fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, the fund will send you a corrected Form 1099-DIV to reflect reclassified information.
Distributions from the fund (both taxable dividends and capital gains) are normally taxable to you when made, regardless of whether you reinvest these distributions or receive them in cash (unless you hold shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax).
If you are a taxable investor and invest in a fund shortly before it makes a capital gain distribution, some of your investment may be returned to you in the form of a taxable distribution. This is commonly known as “buying a dividend.”
Selling and Exchanging Shares  Selling your shares may result in a realized capital gain or loss, which is subject to federal income tax. For tax purposes, an exchange from one Diamond Hill Fund to another is the same as a sale. For individuals, any long-term capital gains you realize from selling fund shares are taxed at your applicable tax rate for long-term capital gains. Short-term capital gains are taxed at ordinary income tax rates. You or your tax adviser should track your purchases, tax basis, sales and any resulting gain or loss. If you redeem fund shares for a loss, you may be able to use this capital loss to offset any other capital gains you have.
Other Tax Jurisdictions  Distributions and gains from the sale or exchange of your fund shares may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax adviser. Non-U.S. investors may be subject to U.S. withholding at a 30% or lower treaty tax rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits.
Tax Status for Retirement Plans and Other Tax-Deferred Accounts  When you invest in the fund through a qualified employee benefit plan, retirement plan or some other tax-deferred account, dividend and capital gain distributions generally are not subject to current federal income taxes. In general, these plans or accounts are governed by complex tax rules. You should ask your tax adviser or plan administrator for more information about your tax situation, including possible state or local taxes.
Backup Withholding  By law, you may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct Social Security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien). You may also be subject to withholding if the Internal Revenue Service instructs us to withhold a portion of your distributions and proceeds. When withholding is required, the amount is 28% of any distributions or proceeds paid.
This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or non-U.S. tax consequences before making an investment in the fund.
Cybersecurity Risk
The computer systems, networks and devices used by the fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the fund and its service providers, systems, networks, or devices potentially can be breached due to both intentional and unintentional events. The fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.
Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the fund's business operations, potentially resulting in financial losses; interference with the fund's ability to calculate their NAVs; impediments to trading; the inability of the fund, the Adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.
Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the fund invests; counterparties with which the fund engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the fund's shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future. Neither the fund or the Adviser control the cybersecurity systems of issuers or third-party service providers.
Householding
To reduce expenses, we mail only one copy of the fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the fund at 888-226-5595 between the hours of 8:00 a.m. and 6:00 p.m. Eastern time on days the fund is open for business or contact your financial institution. On days when the NYSE closes early, the call center hours will be reduced accordingly. We will begin sending you individual copies thirty days after receiving your request.
Financial Highlights
The financial highlights tables are intended to help you understand the fund's financial performance for the past five years (or, if shorter, the period of the fund's operations). The fund’s audited financial statements will be incorporated by reference herein after each December 31 fiscal year end.

DIAMOND HILL FUNDS| PROSPECTUS| MAY 3, 2021| DIAMOND-HILL.COM 10

Investment Adviser
Diamond Hill Capital Management, Inc.
325 John H. McConnell Boulevard, Suite 200
Columbus, Ohio 43215
Custodian
State Street Bank and Trust Company
200 Clarendon Street
16th Floor
Boston, MA 02116
Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Ave., Suite 800
Cleveland, Ohio 44115
Legal Counsel
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, Ohio 43215-6101
Distributor
Foreside Financial Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
For Additional Information, call
Diamond Hill Funds
Toll Free 888-226-5595

To Learn More
Several additional sources of information are available to you. The Statement of Additional Information (“SAI"), incorporated into this prospectus by reference, contains detailed information on fund policies and operations. Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. The fund's annual report contains management’s discussion of market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year.
Call the fund at 888-226-5595 between the hours of 8:00 a.m. and 6:00 p.m. Eastern time on days the fund is open for business to request free copies of the SAI and the fund's annual and semi-annual reports, to request other information about the fund and to make shareholder inquiries. On days when the NYSE closes early, the call center hours will be reduced accordingly.
The fund's SAI, annual and semi-annual reports to shareholders are also available, free of charge, on the fund's Internet site at www.diamond-hill.com. You may also obtain reports and other information about the fund on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
Investment Company Act #811-08061
LCC 050321

Statement of Additional Information
May 3, 2021

Diamond Hill Large Cap Concentrated Fund

(A Fund or Series of Diamond Hill Funds)
This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectus dated May 3, 2021. The Fund's Prospectus is incorporated by reference into this SAI. A free copy of the Prospectus can be obtained by writing the Transfer Agent at P.O. Box 46707, Cincinnati, OH 45246 or by calling 1-888-226-5595. You may also obtain a copy of the Prospectuses or the Annual Report by visiting www.diamond-hill.com.

	Investor	Class I	Class Y
Diamond Hill Large Cap Concentrated Fund	DHFAX	DHFIX	DHFYX

DESCRIPTION OF THE TRUST
Diamond Hill Funds (the “Trust”) currently offers thirteen series of shares, Diamond Hill Small Cap Fund, Diamond Hill Small-Mid Cap Fund, Diamond Hill Mid Cap Fund, Diamond Hill Large Cap Fund, Diamond Hill Large Cap Concentrated Fund, Diamond Hill All Cap Select Fund, Diamond Hill Long-Short Fund, Diamond Hill Global Fund, Diamond Hill International Fund, Diamond Hill Short Duration Securitized Bond Fund, Diamond Hill Core Bond Fund, Diamond Hill Corporate Credit Fund, and Diamond Hill High Yield Fund (individually a “Fund” and collectively the “Funds”). The Trust is an open-end investment company of the management type registered under the Investment Company Act of 1940, as amended (“1940 Act”), and was established under the laws of Ohio by an Agreement and Declaration of Trust dated January 14, 1997, as amended and restated May 28, 1997, August 21, 2012 and further amended on November 21, 2013, August 20, 2015, November 19, 2015, May 26, 2016, February 16, 2017, May 25, 2017, November 14, 2018, and November 19, 2020. In addition, the Trustees have approved a Third Amended and Restated Declaration of Trust dated February 28, 2021 (both the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value (the “Shares”). Each of the Funds is diversified, as defined in the 1940 Act, with the exception of the Diamond Hill Large Cap Concentrated Fund and the Diamond Hill All Cap Select Fund.

On February 28, 2016, the Diamond Hill Strategic Income Fund changed its name to the Diamond Hill Corporate Credit Fund.
On February 28, 2017, the Diamond Hill Select Fund changed its name to the Diamond Hill All Cap Select Fund.
On September 30, 2020, the Diamond Hill Short Duration Total Return Fund changed its name to the Diamond Hill Short             Duration Securitized Bond Fund.
Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Fund with each other share of that Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any Fund into a greater or lesser number of shares of that Fund so long as the proportionate beneficial interest in the assets belonging to that Fund and the rights of shares of any other Fund are in no way affected. In case of any liquidation of a Fund, the holders of shares of the Fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that Fund. Expenses attributable to any Fund are borne by that Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.
The Trust, on behalf of the Diamond Hill Short Duration Securitized Bond Fund and the Diamond Hill Core Bond Fund, has filed with the National Futures Association, a notice claiming an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission promulgated thereunder, with respect to these Funds’ operation. Accordingly, these Funds are not subject to registration or regulation as a commodity pool operator.
Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of a Fund have equal voting rights and liquidation rights. The Declaration of Trust can be amended by the Trustees, except that any amendment that adversely affects the rights of shareholders must be approved by the shareholders affected. Each share of a Fund is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the Fund’s shareholders.
The differing sales charges and other expenses applicable to the different classes of a Fund’s shares may affect the performance of those classes. Broker/dealers and others entitled to receive compensation for selling or servicing Fund shares may receive more with respect to one class than another. The Board of Trustees of the Trust does not anticipate that there will be any conflicts among the interests of the holders of the different classes of Fund shares. On an ongoing basis, the Board will consider whether any such conflict exists and, if so, take appropriate action.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS
Investment Practices
The following discusses the types of investments that can be held by the Fund. In each case, the related types of risk are also listed. Below the list is an explanation of each type of risk.

Instrument	Section
Borrowings: A Fund may borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of the Fund’s assets and may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so. A Fund must maintain continuous asset coverage of 300% of the amount borrowed, with the exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes. Risk Type: Credit, Fixed Income, Market

Borrowings
Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell a security at a specified price at a future date. A put option gives the buyer the right to sell, and obligates the seller of the option to buy a security at a specified price at a future date. A Fund will sell only covered call and secured put options. Risk Type: Credit, Leverage, Liquidity, Management, Market

Options and Futures Transactions
Corporate Debt Securities: May include bonds and other debt securities of U.S. and non-U.S. issuers, including obligations of industrial, utility, banking and other corporate issuers. Risk Type: Credit, Currency, Fixed Income, LIBOR, Liquidity, Market, Political, Prepayment, Valuation
Fixed Income Securities
Exchange Traded Funds ("ETFs"): Ownership interest in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad-based, sector or international index. ETFs include a wide range of investments such as iShares, SPDRs and NASDAQ 100s. Risk Type: Investment Company, Market

Investment Company Securities
Illiquid Securities: An investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by the fund. Securities may be illiquid due to contractual or legal restrictions on resale or lack of a ready market. Risk Type: Liquidity, Market

Private Placements, Restricted Securities and Other Unregistered Securities
Investment Company Securities: Shares of other investment companies. The Adviser (defined below) may waive certain fees to the extent required by law. Risk Type: Investment Company, Market	Investment Company Securities
Master Limited Partnerships ("MLPs"): Passive investment vehicles in which 80% to 90% of operating profits and losses are usually passed through the ownership structure to the limited partners. Risk Type: Interest Rate, Tax

Master Limited Partnerships
Non-U.S. Investments: Equity and debt securities (e.g., bonds and commercial paper) of non-U.S. entities and obligations of non-U.S. branches of U.S. banks and non-U.S. banks. Non-U.S. securities also include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") and American Depositary Securities. Risk Type: Non-U.S. Investment, Currency, Liquidity, Market, Political, Prepayment
Non-U.S. Investments
Options Transactions: A Fund may purchase and sell exchange traded and over-the-counter put and call options on securities, indexes of securities and interest rate swaps. Risk Type: Credit, Leverage, Liquidity, Management, Market

Options and Futures Transactions
Private Placements, Restricted Securities and Other Unregistered Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities. Risk Type: Liquidity, Market, Valuation
Private Placements, Restricted Securities and Other Unregistered Securities
Real Estate Investment Trusts ("REITs"): Pooled investment vehicles which invest primarily in income producing real estate or real estate-related loans or interest. Risk Type: Credit, Environmental, Fixed Income, Liquidity, Management, Market, Political, Prepayment, Tax, Valuation

Real Estate Investment Trusts

Instrument	Section
Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan. Risk Type: Credit, Liquidity, Market

Repurchase Agreements
Temporary Strategies: To respond to unusual circumstances a Fund may invest in cash and cash equivalents for temporary defensive purposes. Risk Type: Credit, Fixed Income, Liquidity, Market	Temporary Strategies
U.S. Equity Securities: A Fund may invest in equity securities issued by U.S. corporations consisting of common and preferred stocks, rights and warrants. Equity securities may also include S&P Depositary Receipts ("SPDRs") and other similar instruments. Risk Type: Market, Small and Mid Cap Company
U.S. Equity Securities
Explanation of Risk Types:
•Credit risk: The risk that a financial obligation will not be met by the issuer of a security or the counterparty to a contract, resulting in a loss to the purchaser.
•Currency risk: The risk that if a Fund invests in securities that trade in, and receive revenues in, non-U.S. currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar.
•Environmental risk: The risk that an owner or operator of real estate may be liable for the costs associated with hazardous or toxic substances located on the property.
•Extension risk: The risk that a rise in interest rates will extend the life of a security to a date later than the anticipated prepayment date, causing the value of the investment to fall.
•Fixed income risk: The risk that a change in interest rates will adversely affect the value of an investment. The value of fixed income securities generally moves in the opposite direction of interest rates (decreases when interest rates rise and increases when interest rates fall).
•Interest rate risk: MLPs are subject to the risk that the securities could lose value because of interest rate changes. MLPs’ investment returns are enhanced during periods of declining/low interest rates and tend to be negatively influenced when interest rates are rising.
•Investment company risk: If a Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the investment company. The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.
•Leverage risk: The risk that gains or losses will be disproportionately higher than the amount invested.
•LIBOR risk: The risk that the abandonment of or modifications to the London InterBank Offered Rate ("LIBOR") could have adverse impacts on newly issued financial instruments and existing financial instruments which reference LIBOR.
•Liquidity risk: The risk that the holder may not be able to sell the security at the time or price it desires.
•Management risk: The risk that a strategy used by a Fund’s management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.
•Market risk: The risk that when the market as a whole declines, the value of a specific investment will decline proportionately. This systemic risk is common to all investments and the mutual funds that purchase them.
•Natural event risk: The risk that a natural disaster, such as a hurricane or similar event, will cause severe economic losses and default in payments by the issuer of the security.
•Non-U.S. investment risk: The risk associated with higher transaction costs, delayed settlements, adverse economic developments, and exchange rate volatility. These risks are increased in emerging markets.
•Political risk: The risk that governmental policies or other political actions will negatively impact the value of the investment.
•Portfolio quality risk: The risks associated with below investment grade securities including greater risk of default, greater sensitivity to interest rates and economic changes, potential valuation difficulties, and sudden and unexpected changes in credit quality.
•Prepayment risk: The risk that declining interest rates will result in unexpected prepayments, causing the value of the investment to fall.
•Tax risk: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also the risk that the tax treatment of municipal or other securities could be changed by Congress thereby affecting the value of outstanding securities.
•Valuation risk: The risk that the estimated value of a security does not match the actual amount that can be realized if the security is sold.

Borrowings
A Fund may borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of a Fund’s assets and may cause a Fund to liquidate portfolio positions when it would not be advantageous to do so. This borrowing may be secured or unsecured. If a Fund utilizes borrowings, for investment purposes or otherwise, it may pledge up to 33 ⅓% of its total assets to secure such borrowings. Provisions of the 1940 Act require a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative or emergency purposes. Any borrowings for temporary administrative purposes in excess of 5% of the Fund’s total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund’s portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.
Certain types of investments are considered to be borrowings under precedents issued by the Securities and Exchange Commission (“SEC”). Such investments are subject to the limitations as well as asset segregation requirements.
Fixed Income Securities
Corporate Debt Securities. Each Fund may invest in debt securities of corporate issuers. In addition to corporate bonds, each Fund may invest in debt securities such as trust preferred securities, convertible securities, preferred convertible securities, contingent convertible securities, preferred stock, equity securities, U.S. Government and Agency securities and mortgage or asset-backed securities. All debt securities are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity. For example, higher ranking (senior) debt securities have a higher repayment priority than lower ranking (subordinated) debt securities. Fixed income securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.
Interfund Borrowing and Lending Program
    Pursuant to an exemptive order issued by the SEC dated October 2, 2019, the Funds may lend money to, and borrow money for temporary purposes from, other funds advised by the Adviser. Generally, the Funds will borrow money through the program only when the costs are equal to or lower than the cost of bank loans. Interfund borrowings can have a maximum duration of seven days. Loans may be called on one day's notice. There is no assurance that a Fund will be able to borrow or lend under the program at any time, and the Fund may have to borrow from a bank at a higher interest rate if an interfund loan is unavailable, called, or not renewed.
Investment Company Securities
A Fund may invest in securities issued by other investment companies, including another Diamond Hill Fund. Such securities will be acquired by a Fund to the extent permitted by the 1940 Act and consistent with its investment objective and strategies. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including management fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations. To the extent a Fund invests in an underlying Diamond Hill Fund, because the Adviser provides services to and receives fees from the underlying fund, a Fund’s investment in the underlying fund benefits the Adviser. In addition, the Fund may hold a significant percentage of the shares of the underlying fund. As a result, the Fund’s investment in an underlying fund may create a conflict of interest. To the extent a Fund invests in an underlying Diamond Hill Fund, the Adviser has contractually agreed to waive the Fund’s fees in the pro rata amount of the management fee charged by the underlying Diamond Hill Fund.
Each Fund may also invest in various ETFs and closed-end funds, subject to the Fund’s investment objective, policies and strategies. Closed-end investment companies are a type of investment company the shares of which are not redeemable by the issuing investment company. The value of the shares is set by the transactions on the secondary market and may be higher or lower than the value of the portfolio securities that make up the closed-end investment company. A Fund also will incur brokerage costs when it purchases ETFs and closed-end funds. Furthermore, investments in other funds could affect the timing, amount and character of distributions to shareholders and therefore may increase the amount of taxes payable by investors in a Fund.

Closed-end investment companies may trade infrequently, with small volume, which may make it difficult for the Fund to buy and sell shares. Also, the market price of closed-end investment companies tends to rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies. Closed-end funds may trade at a premium or discount which means that the price in the secondary market may be higher or lower than the calculated net asset value.
Closed-end investment companies may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund’s common shares in an attempt to enhance the current return to such closed-end fund’s common shareholders. A Fund’s investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on the Fund’s investment, but at the same time the closed-end fund may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.
Closed-end investment companies in which a Fund invests may issue auction preferred shares (“APS”). The dividend rate for the APS normally is set through an auction process. In the auction, holders of APS may indicate the dividend rate at which they would be willing to hold or sell their APS or purchase additional APS. The auction also provides liquidity for the sale of APS. A Fund may not be able to sell its APS at an auction if the auction fails. An auction fails if there are more APS offered for sale than there are buyers. A closed-end fund may not be obligated to purchase APS in an auction or otherwise, nor may the closed-end fund be required to redeem APS in the event of a failed auction. As a result, the Fund’s investment in APS may be illiquid. In addition, if a Fund buys APS or elects to retain APS without specifying a dividend rate below which it would not wish to buy or continue to hold those APS, a Fund could receive a lower rate of return on its APS than the market rate.
The price movement of an ETF may not track the underlying index and may result in a loss. Both ETFs and closed-end funds, like stocks, trade on exchanges such as the NYSE. Both are priced continuously and trade throughout the day.
Master Limited Partnerships
MLPs are passive investment vehicles, in which 85% to 90% of operating profits and losses are usually passed through the ownership structure to the limited partners. This pass through creates passive income or losses, along with dividend and investment income. MLPs investment returns are enhanced during periods of declining/low interest rates and tend to be negatively influenced when interest rates are rising. As an income vehicle, the unit price can be influenced by general interest rate trends independent of specific underlying fundamentals. In addition, most MLPs are fairly leveraged and typically carry a portion of “floating” rate debt. As such, a significant upward swing in interest rates would also drive interest expense higher. Furthermore, most MLPs grow by acquisitions partly financed by debt, and higher interest rates could make it more difficult to transact accretive acquisitions.
Limitations on the use of MLPs: To maintain IRS tax exempt status, investments in MLPs are limited to 25% of net assets.
Non-U.S. Investments
The Fund may not invest directly in certain obligations or securities of non-U.S. issuers. Non-U.S. investments, especially those of companies in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments of changes in the value of non-U.S. currency can make it more difficult for the Funds to sell their securities and could reduce the value of your shares.
The Large Cap Concentrated Fund may only invest in non-U.S. equities by purchasing ADRs. To the extent that the Fund does invest in ADRs, such investments may be subject to special risks. For example, there may be less information publicly available about a non-U.S. company than about a U.S. company, and non-U.S. companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S.
Options and Futures Transactions
A Fund may purchase and sell exchange traded and OTC put and call options on securities, on indexes of securities and other types of instruments. The Short Duration Securitized Bond Fund and the Core Bond Fund may also purchase and sell futures contracts on securities and indexes of securities and other instruments such as interest rate futures and global interest rate futures. Each of these instruments is a derivative instrument as its value derives from the underlying asset or index.
Subject to its investment objective and policies, a Fund may use options for hedging and risk management purposes and to seek to enhance portfolio performance.
Options and futures contracts may be used to manage a Fund’s exposure to changing interest rates and/or security prices. Some options and futures strategies, including selling futures contracts and buying puts, tend to hedge a Fund’s investments against price fluctuations. Other strategies, including buying futures contracts and buying calls, tend to increase market exposure. Options and futures contracts may be combined with each other or with forward contracts in order to adjust the risk and return characteristics of a Fund’s overall strategy in a manner deemed appropriate by the Adviser and consistent with the Fund’s objective and policies. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.
The use of options and futures is a highly specialized activity which involves investment strategies and risks different from those associated with ordinary portfolio securities transactions, and there can be no guarantee that their use will increase a Fund’s return. While the use of these instruments by a Fund may reduce certain risks associated with owning its portfolio securities, these techniques themselves entail certain other risks. If a Fund’s Adviser applies a strategy at an inappropriate time or judges market conditions or trends incorrectly, options and futures strategies may lower a Fund’s return. Certain strategies limit a Fund’s possibilities to realize gains, as well as its exposure to losses. A Fund could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market. In addition, the Fund will incur transaction costs, including trading commissions and option premiums, in connection with its futures and options transactions, and these transactions could significantly increase the Fund’s turnover rate.
Private Placements, Restricted Securities and Other Unregistered Securities
A Fund may acquire investments that are illiquid or have limited liquidity, such as commercial obligations issued in reliance on the so-called “private placement” exemption from registration afforded by Section 4(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), and cannot be offered for public sale in the U.S. without first being registered under the 1933 Act. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by a Fund. The price a Fund pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly the valuation of these securities will reflect any limitations on their liquidity.
A Fund is subject to a risk that should the Fund decide to sell illiquid securities when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund’s net assets could be adversely affected. Where an illiquid security must be registered under the 1933 Act before it may be sold, a Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to sell.The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(a)(2) of the 1933 Act and other restricted securities (i.e., other securities subject to restrictions on resale). Section 4(a)(2) commercial paper (“4(a)(2) paper”) is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the Fund, that agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. 4(a)(2) paper is normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in 4(a)(2) paper, thus providing liquidity. The Fund believes that 4(a)(2) paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Fund intends, therefore, to treat restricted securities that meet the liquidity criteria established by the Board of Trustees, including 4(a)(2) paper and Rule 144A Securities, as determined by the Trust’s valuation committee, as liquid and not subject to the investment limitation applicable to illiquid securities.
The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under an SEC Staff position set forth in the adopting release for Rule 144A under the 1933 Act (“Rule 144A”). Rule 144A is a nonexclusive safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. Rule 144A provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. Rule 144A was expected to further enhance the liquidity of the secondary market for securities eligible for resale. The Fund believes that the Staff of the SEC has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees have directed the Trust’s valuation committee to consider the following criteria in determining the liquidity of certain restricted securities:
•the frequency of trades and quotes for the security;
•the number of dealers willing to purchase or sell the security and the number of other potential buyers;
•dealer undertakings to make a market in the security; and
•the nature of the security and the nature of the marketplace trades.
Certain 4(a)(2) paper programs cannot rely on Rule 144A. However, the Trustees may determine for purposes of the Trust’s liquidity requirements that an issue of 4(a)(2) paper is liquid if the following conditions, which are set forth in a 1994 SEC no-action letter, are met:

•The 4(a)(2) paper must not be traded flat or in default as to principal or interest;
•The 4(a)(2) paper must be rated in one of the two highest rating categories by at least two NRSROs, or if only one NRSRO rates the security, by that NRSRO, or if unrated, is determined by the Adviser to be of comparable quality; and
•The Adviser must consider the trading market for the specific security, taking into account all relevant factors, including but not limited to, whether the paper is the subject of a commercial paper program that is administered by an issuing and paying agent bank and for which there exists a dealer willing to make a market in that paper, or whether the paper is administered by a direct issuer pursuant to a direct placement program.
The Fund may invest up to 15% of its respective assets (valued at the purchase date) in illiquid securities.
Real Estate Investment Trusts
REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs generally are classified as equity REITs, mortgage REITs or hybrid REITs. An equity REIT, which owns properties, generates income from rental and lease properties. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs are designed to strike a balance between equity investments and mortgage-backed investments and derive their income from the collection of rents, the realization of capital gains from the sale of properties and from the collection of interest payments on outstanding mortgages held within the trust.
The value of real estate securities in general and REITs in particular, will depend on the value of the underlying properties or the underlying loans or interests. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. The Fund, though not invested directly in real estate, still is subject to the risks associated with investing in real estate, which include:
•    possible declines in the value of real estate
•     risks related to general and local economic conditions
•    possible lack of availability of mortgage funds
•     overbuilding
•    changes in interest rates
•     environmental problems
Investing in REITs involves certain risks in addition to those risks associated with investing in the real estate industry in general, which include:
•     dependency upon management skills
•    limited diversification
•     the risks of financing projects
•    heavy cash flow dependency
•     default by borrowers
•    self-liquidation
•     possibility of failing to maintain exemptions from the 1940 Act
•     in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility
Repurchase Agreements
Under the terms of a repurchase agreement, a Fund would acquire securities from a seller, also known as the repurchase agreement counterparty, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest).
If the seller were to default on its repurchase obligation or become insolvent, a Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, there is no controlling legal precedent under U.S. law and there may be no controlling legal precedents under the laws of certain non-U.S. jurisdictions confirming that a Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although (with respect to repurchase agreements subject to U.S. law) the Board of Trustees of the Trust believes that, under the regular procedures normally in effect for custody of the Fund’s securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Trust if presented with the question. Securities subject to repurchase agreements will be held by the Trust’s custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered by the SEC to be loans by the Fund under the 1940 Act.
Repurchase agreement counterparties include Federal Reserve member banks with assets in excess of $1 billion and registered broker dealers that the Adviser deems creditworthy under guidelines approved by the Board of Trustees.
Temporary Strategies
From time to time, a Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. For example, a Fund may hold all or a portion of its assets in money market instruments (high quality income securities with maturities of less than one year), securities of money market funds or U.S. Government repurchase agreements. A Fund may also invest in such investments at any time to maintain liquidity or pending selection of investments in accordance with its policies. As a result, a Fund may not achieve its investment objective. If a Fund acquires securities of money market funds, the shareholders of the Fund will be subject to duplicative management fees and other expenses.
U.S. Equity Securities
Equity securities consist of common and preferred stocks, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Preferred stock is a class of ownership in a corporation that has a higher claim on the assets and earnings than common stock. Warrants are options to purchase equity securities at a specified price for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. Although equity securities have a history of long term growth in value, their prices fluctuate based on changes in a company’s financial condition and on overall market and economic conditions.
Equity securities include SPDRs and other similar instruments. SPDRs are shares of a publicly traded unit investment trust which owns the stock included in the S&P 500 Index, and changes in the price of the SPDRs track the movement of the Index relatively closely. Similar instruments may track the movement of other stock indexes.
A Fund may invest in non-U.S. equity securities by purchasing ADRs. ADRs are certificates evidencing ownership of shares of a non-U.S.-based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying securities in their national markets and currencies. To the extent that a Fund does invest in ADRs, such investments may be subject to special risks. See “Non-U.S. Investments” section for additional information.
Investments in equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Adviser. As a result, the return and net asset value of a Fund will fluctuate. Securities in a Fund’s portfolio may decrease in value or not increase as much as the market as a whole. Although profits in some Fund holdings may be realized quickly, it is not expected that most investments will appreciate rapidly.
At times, a portion of a Fund may be invested in companies with short operating histories (“new issuers”) and in initial public offerings (“IPOs”), and such investments could be considered speculative. New issuers are relatively unseasoned and may lack sufficient resources, may be unable to generate internally the funds necessary for growth and may find external financing to be unavailable on favorable terms or even totally unavailable. New issuers will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses. To the extent a Fund invests in smaller capitalization companies, the Fund will also be subject to the risks associated with such companies. Smaller capitalization companies, IPOs and new issuers may experience lower trading volumes than larger capitalization, established companies and may experience higher growth rates and higher failure rates than larger capitalization companies. Smaller capitalization companies, IPOs and new issuers also may have limited product lines, markets or financial resources and may lack management depth.

Other Risks
Securities Lending
To generate additional income, a Fund may lend up to 33-1/3% of its total assets pursuant to agreements requiring that the loan be continuously secured by collateral equal to at least 100% of the market value plus accrued interest on the securities lent.
Loans are subject to termination by a Fund or the borrower at any time, and are therefore not considered to be illiquid investments. A Fund does not have the right to vote proxies for securities on loan. However, the Adviser may terminate a loan if the vote is considered material with respect to an investment.
Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or fails financially. This risk is increased when a Fund’s loans are concentrated with a single or limited number of borrowers. The earnings on the collateral invested may not be sufficient to pay fees incurred in connection with the loan. Also, the principal value of the collateral invested may decline and may not be sufficient to pay back the borrower for the amount of collateral posted. There are no limits on the number of borrowers a Fund may use and a Fund may lend securities to only one or a small group of borrowers.
To the extent that the value or return of a Fund’s investments of the cash collateral declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. In situations where the Adviser does not believe that it is prudent to sell the cash collateral investments in the market, a Fund may borrow money to repay the borrower the amount of cash collateral owed to the borrower upon return of the loaned securities. This will result in financial leverage, which may cause the Fund to be more volatile because financial leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.
Operational Risk
An investment in a Fund, like any mutual fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While the Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to a Fund.
Information and Cybersecurity Risk
As the use of technology has become more prevalent in the course of business, the Fund has become more susceptible to operational and financial risks associated with cybersecurity, including: theft, loss, misuse, improper release, corruption and destruction of, or unauthorized access to, confidential or highly restricted data relating to a Fund and its shareholders; and compromises or failures to systems, networks, devices and applications relating to the operations of a Fund and its service providers. Cybersecurity risks may result in financial losses to a Fund and its shareholders; the inability of a Fund to transact business with its shareholders; delays or mistakes in the calculation of a Fund’s NAV or other materials provided to shareholders; the inability to process transactions with shareholders or other parties; violations of privacy and other laws; regulatory fines, penalties and reputational damage; and compliance and remediation costs, legal fees and other expenses. A Fund’s service providers (including, but not limited to, its investment adviser, any sub-advisers, administrator, transfer agent, and custodian or their agents), financial intermediaries, companies in which a Fund invests and parties with which a Fund engages in portfolio or other transactions also may be adversely impacted by cybersecurity risks in their own businesses, which could result in losses to a Fund or its shareholders. While measures have been developed which are designed to reduce the risks associated with cybersecurity, there is no guarantee that those measures will be effective, particularly since the Fund does not directly control the cybersecurity defenses or plans of their service providers, financial intermediaries and companies in which they invest or with which they do business.
INVESTMENT LIMITATIONS
Fundamental. The investment limitations described below have been adopted by the Trust with respect to each Fund and are fundamental (“Fundamental”), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this Statement of Additional Information, the term “majority” of the outstanding shares of a Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices that may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered nonfundamental (“Nonfundamental”).

1. Borrowing Money. A Fund will not borrow money, except (a) from a bank or from another Fund of the Trust, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude a Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowing and repurchase commitments of the Fund pursuant to reverse repurchase transactions.
2. Senior Securities. A Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by a Fund, provided that the Fund’s engagement in such activities is (a) consistent with or permitted by the 1940 Act the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff and (b) as described in the Prospectus and the Statement of Additional Information.
3. Underwriting. A Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), a Fund may be deemed an underwriter under certain federal securities laws.
4. Real Estate. A Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude a Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).
5. Commodities. A Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude a Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies that are engaged in a commodities business or have a significant portion of their assets in commodities.
6. Loans. A Fund will not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.
7. Concentration. A Fund will not invest 25% or more of their respective total assets in any particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.
With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.
With respect to paragraph 1 above, if asset coverage on borrowing at any time falls below 300% for a Fund, within three days (or such longer period as the SEC may prescribe by rule or regulation) that Fund shall reduce the amount of its borrowings to the extent that asset coverage of such borrowings will be at least 300%.
Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.
Nonfundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Nonfundamental (see “Investment Limitations” above).
1. Pledging. A Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any of its assets except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.
2. Borrowing. A Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

3. Margin Purchases. A Fund will not purchase securities or evidences of interest thereon on “margin.” This limitation is not applicable to short term credit obtained by a Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.
4. Options. A Fund will not purchase or sell puts, calls, options or straddles, except as described in the Prospectus and the Statement of Additional Information.
5. Reverse Repurchase Agreements. Other than the Diamond Hill Short Duration Securitized Bond Fund and the Core Bond Fund, a Fund will not enter into reverse repurchase agreements.

SHARES OF THE FUND
The Diamond Hill Large Cap Concentrated Fund is registered to offer Investor shares, Class I shares and Class Y shares. All classes of shares represent an interest in the same portfolio of investments of a Fund and have the same rights, except that each class has exclusive voting rights with respect to its Rule 12b-1 distribution plan. The net asset value per share of each of the classes is expected to differ from time to time.
•    Investor Shares
Investor shares are available to the general public and may also be purchased through financial intermediaries that have entered into agreements with Diamond Hill Funds or its agents.
•    Class I Shares
Class I shares (institutional shares) are not subject to a sales charge or any 12b-1 fees. Class I shares are available for purchase by institutional investors such as corporations, pension and profit share or defined contribution plans, non-profit organizations, charitable trusts, foundations, endowments or other entity deemed by the principal underwriter to be a financial institution or institutional buyer or a broker-dealer, whether the purchaser is acting for itself or in some fiduciary capacity. Class I shares may also be purchased through financial intermediaries that have entered into agreements with Diamond Hill Funds or its agents. Financial intermediaries may include financial advisors, investment advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrations or any other organization authorized to act in a fiduciary, advisory, custodial or agency capacity for its clients or customers. Financial intermediaries or such other organizations may impose eligibility requirements for each of their clients or customers investing in the Fund, including investment minimum requirements, which may be the same or differ from the requirements for investors purchasing directly from the Fund, and certain financial intermediaries may charge their customers transaction or other fees. Class I shares may also be purchased by officers, trustees, directors and employees, and their immediate family members, of Diamond Hill Investment Group, Inc. and its subsidiaries and affiliates. Class I shares may be available at brokerage firms that have agreements with the Fund's distributor. Shareholders may be required to pay a commission and/or other form of compensation to the broker. Shares of the Fund are available in other share classes that have different fees and expenses.
•    Class Y Shares
Class Y shares are not subject to a sales charge or any 12b-1 fees. Class Y shares are available for purchase by institutional investors such as corporations, pension and profit share or defined contribution plans, non-profit organizations, charitable trusts, foundations and endowments or other entity deemed by the principal underwriter to be a financial institution or institutional buyer. Class Y shares may also be purchased by individual investors, if purchased through financial intermediaries authorized to act in an investment advisory capacity that have entered into a written agreement with the Adviser or the Fund to offer such shares through an omnibus account held at the Fund.
    All Class Y purchases of the Fund, whether purchased by an institutional investor or by a financial intermediary on behalf of an individual investor, will not require the Fund, its investment adviser or any other affiliates, to make any sub-transfer agent, service, networking, distribution-related, marketing, maintenance, revenue sharing or any other fees or payments to any third party now or for the entire life of the investment in the Class Y shares. Class Y shares have no ongoing shareholder service fees.
Additional Purchase and Redemption Information
All investments and exchanges are subject to approval by the Fund and the Fund reserves the right to reject any purchase or exchange of shares at any time. The Fund requests advance notification of investments in excess of 5% of the current net assets of the Fund. The Fund also encourages, to the extent possible, advance notification of large redemptions.
Generally, all purchases must be made in cash. However, the Fund reserves the right to accept payment in readily marketable securities instead of cash in accordance with procedures approved by the Funds’ Board of Trustees. If payment is made in securities, the applicable Fund will value the securities in the same manner in which it computes its NAV.
Generally, all redemptions will be for cash. However, if during any 90-day period you redeem shares in an amount greater than the lesser of $250,000 or 1% of a Fund’s net assets, the Fund reserves the right to pay part or all of your redemption proceeds above such threshold in readily marketable securities instead of cash in accordance with procedures approved by the Funds’ Board of Trustees. Marketable securities may include illiquid securities. You may experience a delay in converting illiquid securities to cash. Redemption-in-kind proceeds are limited to securities that are traded on a public securities market or are limited to securities for which bid and asked prices are available. They are distributed to the redeeming shareholder based on a weighted-average pro-rata basis of the Fund's holdings. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders. If you receive securities when redeeming your account, the securities will be subject to market fluctuation and you may incur tax and transaction costs if the securities are sold.
The Trust may suspend the right of redemption for such periods as are permitted under the 1940 Act and under the following unusual circumstances: (a) when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted, (b) when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable, or (c) during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

THE INVESTMENT ADVISER
Diamond Hill Capital Management, Inc., 325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215 (the “Adviser”) is the Investment Adviser for the Trust. The Adviser is a wholly owned subsidiary of Diamond Hill Investment Group, Inc.
Under the terms of the Fund's management agreement with the Adviser (the “Management Agreement”), the Adviser manages the Fund's investments. As compensation for management services, the Fund is obligated to pay the Adviser fees computed and accrued daily and paid monthly at the annual rates of 0.50% of the average daily net assets.
The Adviser retains the right to use the name “Diamond Hill” in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust’s right to use the name “Diamond Hill” automatically ceases ninety days after termination of the Management Agreement and may be withdrawn by the Adviser on ninety days written notice.
The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. A Fund may from time to time purchase securities issued by banks that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.
Under the terms of the Funds’ Amended and Restated Administrative, Fund Accounting and Transfer Agency Services Agreement (the “Administration Agreement”) with Diamond Hill Capital Management, Inc. (the “Administrator”), the Administrator renders all administrative, transfer agency, fund accounting and supervisory services to the Funds. The Administrator oversees the maintenance of all books and records with respect to the Funds’ securities transactions and the Funds’ book of accounts in accordance with all applicable federal and state laws and regulations. The Administrator also arranges for the preservation of journals, ledgers, corporate documents, brokerage account records and other records which are required pursuant to Rule 31a-1 promulgated under the 1940 Act. The Administrator is also responsible for the equipment, staff, office space and facilities necessary to perform its obligations. The Administrator may delegate any or all of its responsibilities under the Administration Agreement to one or more third-party service providers.
Under the Administration Agreement, the Administrator assumes and pays all ordinary expenses of the Funds not assumed by the Funds. The Funds pay all brokerage fees and commissions, custodian fees, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), expenses related to conducting shareholders’ meetings and proxy solicitations, fees and extraordinary or non-recurring expenses. The Funds also pay expenses that they are authorized to pay pursuant to Rule 12b-1 under the 1940 Act.
Pursuant to the Administration Agreement, effective March 1, 2018, as Amended February 11, 2021, the Administrator receives a fee, which is paid monthly at an annual rate of 0.21% of each Fund's average daily net asses of Investor (formerly Class A) shares, 0.17% of each Fund's average daily net assets of Class I shares, and 0.05% of each Fund's average daily net assets of Class Y shares.
The Adviser has entered into an agreement with the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2020. FTSE Russell is a trading name of certain of the LSE Group companies. Russell® and The Yield Book® are a trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

Portfolio Manager Compensation
All of the portfolio managers, and research analysts, are paid by the Adviser a competitive base salary based on experience, external market comparisons to similar positions, and other business factors. To align their interests with those of shareholders, all portfolio managers also participate in an annual cash and equity incentive compensation program that is based on:
•     The long-term pre-tax investment performance of the Fund(s) that they manage,
•     The Adviser’s assessment of the investment contribution they make to Funds they do not manage,
•     The Adviser’s assessment of each portfolio manager’s overall contribution to the development of the investment team through ongoing discussion, interaction, feedback and collaboration, and
•     The Adviser’s assessment of each portfolio manager’s contribution to client service, marketing to prospective clients and investment communication activities.
Long-term performance is defined as the trailing five years (performance of less than five years is judged on a subjective basis).
Incentive compensation is paid annually from an incentive pool that is determined based on several factors including investment results in client portfolios, revenues, employee performance, and industry operating margins. Portfolio Manager compensation is not directly tied to product asset growth or revenue, however, both of these factors influence the size of the incentive pool and therefore indirectly contribute to portfolio manager compensation. Incentive compensation is subject to review and oversight by the compensation committee of the Adviser’s parent firm, Diamond Hill Investment Group, Inc. The compensation committee is comprised of independent outside members of the board of directors. The portfolio managers are also eligible to participate in the Diamond Hill Investment Group, Inc. 401(k) plan and related company match. The Adviser also offers a Deferred Compensation Plan, whereby each portfolio manager may voluntarily elect to defer a portion of their incentive compensation. Any deferral of incentive compensation must be invested in Diamond Hill Funds for the entire duration of the deferral.
Portfolio Manager Holdings
Portfolio managers are encouraged to own shares of the Funds they manage. The Fund's portfolio managers have no current investment in the Fund as of the date of this Statement of Additional Information. The following table indicates the dollar range of shares beneficially owned in the aggregate of all Diamond Hill Funds by the Fund's portfolio managers as of December 31, 2020. This table includes shares beneficially owned by such portfolio manager through the Diamond Hill 401(k) plan and the Diamond Hill deferred compensation plan.

Individual	Title	Dollar Range of Shares in all Diamond Hill Funds
		$1 – $10,000	$10,001 – $50,000	$50,001 – $100,000	$100,001 – $500,000	$500,001 – $1,000,000	Over $1,000,000
Charles Bath	Portfolio Manager						X
Austin Hawley	Portfolio Manager						X
100% of Diamond Hill Capital Management, Inc. employees have personal ownership in Diamond Hill Funds.
Other Portfolio Manager Information
Some Portfolio Managers are also responsible for managing other account portfolios in addition to the respective Funds in which they manage. Management of other accounts in addition to the Funds can present certain conflicts of interest, including those associated with different fee structures, various trading practices, and the amount of time a Portfolio Manager may spend on other accounts versus the respective Funds they manage. The Adviser has implemented specific policies and procedures to address any potential conflicts. The Adviser’s Form ADV Part 2A contains a complete description of its policies and procedures to address conflicts of interest. Below are material conflicts of interest that have been identified and mitigated when managing other account portfolios as well as the Funds.
Performance Based Fees
The Adviser manages certain accounts for which part of its fee is based on the performance of the account/fund (“Performance Fee Accounts”). As a result of the performance-based fee component, the Adviser may receive additional revenue related to the Performance Fee Accounts. None of the Portfolio Managers receive any direct incentive compensation related to their management of the Performance Fee Accounts; however, revenues from Performance Fee Accounts management will impact the resources available to compensate Portfolio Managers and all staff.
Trade Allocation
The Adviser manages numerous accounts in addition to the Fund. When a Fund and another of the Adviser’s clients seek to purchase or sell the same security at or about the same time, the Adviser may execute the transactions with the same broker on a combined or “blocked” basis. Blocked transactions can produce better execution for a Fund because of increased volume of the transaction. However, when another of the Adviser’s clients specifies that trades be executed with a specific broker (“Directed Brokerage Accounts”), a potential conflict of interest exists related to the order in which those trades are executed and allocated. As a result, the Adviser has adopted a trade allocation policy in which all trade orders occurring simultaneously among any of the Funds and one or more other accounts where the Adviser has the discretion to choose the execution broker are blocked and executed first. After the blocked trades have been completed, the remaining trades for the Directed Brokerage Accounts are then executed in random order, through the Adviser’s portfolio management software. When a trade is partially filled, the number of filled shares is allocated on a pro-rata basis to the appropriate client accounts. Trades are not segmented by investment product.
Personal Security Trading by the Portfolio Managers
The Adviser has adopted a Code of Ethics designed to: (1) demonstrate the Adviser’s duty at all times to place the interest of clients and Fund shareholders first; (2) align the interests of the Portfolio Managers with clients and Fund shareholders, and (3) mitigate inherit conflicts of interest associated with personal securities transactions. The Code of Ethics prohibits all employees of the Adviser from purchasing any individual equity or fixed income securities that are eligible to be purchased by the Funds. The Code of Ethics also prohibits the purchase of third party mutual funds in the primary Morningstar categories with which we compete. As a result, each of the Portfolio Managers are significant owners in Diamond Hill Funds, thus aligning their interest with Fund shareholders.
Best Execution and Research Services

The Adviser has controls in place for monitoring trade execution in client accounts, including reviewing trades for best execution. Certain broker-dealers that Diamond Hill uses to execute client trades are also clients of Diamond Hill and/or refer clients to Diamond Hill creating a conflict of interest. To mitigate this conflict we adopted a policy that prohibits us from considering any factor other than best execution when a client trade is placed with a broker-dealer.

Receipt of research from brokers who execute client trades involves conflicts of interest. Since Diamond Hill uses client brokerage commissions to obtain research, it receives a benefit because it does not have to produce or pay for the research, products, or services itself. Consequently, Diamond Hill has an incentive to select or recommend a broker based on its desire to receive research, products, or services rather than a desire to obtain the most favorable execution. Diamond Hill attempts to mitigate these potential conflicts through oversight of the use of commissions by its Best Execution Committee.

Other Accounts Managed by the Portfolio Managers
The following tables indicate the number of other accounts managed by each Portfolio Manager of the Fund and the other assets under management for each type of account as of December 31, 2020.

Name of Portfolio Manager	Account Category	Number of Accounts	Total Assets in Accounts	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Charles Bath	Registered Investment Company	2	$1,596,034,995	0	$0
Portfolio Manager, Large Cap Fund, Large Cap Concentrated Fund; and Assistant Portfolio Manager, Long-Short Fund	Other Pooled Investment Vehicles	3	$566,756,040	0	$0
	Other Accounts	100	$4,226,603,839	2	$400,608,751
Austin Hawley	Registered Investment Company	2	$1,596,034,995	0	$0
Portfolio Manager, Large Cap Fund, Large Cap Concentrated Fund, and All Cap Select Fund	Other Pooled Investment Vehicles	3	$566,756,040	0	$0
	Other Accounts	110	$4,346,992,832	2	$400,608,751

TRUSTEES AND OFFICERS
The names of the Trustees and officers of the Trust are shown below. Each Trustee is an independent and non-interested Trustee as defined in the 1940 Act.
Trustees

Name and Age	Position Held	Year First Elected a Trustee of the Funds[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Trust Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years [2]
Tamara L. Fagely Year of Birth: 1958	Trustee	Since November 2014	Retired, January 2014 to present; Chief Operations Officer, Hartford Funds, 2012 to 2013; Chief Financial Officer, Hartford Funds, 2010 to 2012; Treasurer, Hartford Funds, 2001 to 2012.	13	Allianz Variable Insurance Products Trust and Allianz Variable Insurance Products Fund of Funds Trust, December 2017 to present; AIM ETF Products Trust, February 2020 to present
John T. Kelly-Jones Year of Birth: 1960	Trustee	Since May 2019	Retired, December 2017 to present; Partner, COO and CCO, Independent Franchise Partners, LLP June 2009 to November 2017	13	None
D'Ray Moore Year of Birth: 1959	Chairperson Trustee	Since February 2014 Since August 2007	Retired, Community Volunteer, November 2001 to present.	13	Advisers Investment Trust, July 2011 to present
Nancy M. Morris Year of Birth: 1952	Trustee	Since May 2019	Retired, August 2018 to present; Chief Compliance Officer, Wellington Management Company LLP April 2012 to July 2018	13	The Arbitrage Funds, December 2018 to present; AltShares Trust, January 2020 to present
Officers

Name and Age	Position Held	Year First Elected to Current Officer Position of the Funds[1]	Principal Occupation(s) During Past Five Years
Thomas E. Line Year of Birth: 1967	President	Since May 2020	Chief Executive Officer of the Trust, November 2014 to May 2020; Chief Financial Officer of Diamond Hill Investment Group, Inc., January 2015 to present. Managing Director – Finance of Diamond Hill Investment Group, Inc., April 2014 to December 2014.
Karen R. Colvin Year of Birth: 1966	Vice President Secretary	Since November 2011 Since November 2014	Director-Fund Administration & Sales Support, Diamond Hill Capital Management, Inc., June 2009 to present.

Name and Age	Position Held	Year First Elected to Current Officer Position of the Funds[1]	Principal Occupation(s) During Past Five Years
Gary R. Young Year of Birth: 1969	Chief Compliance Officer	Since May 2020	President of the Trust, November 2014 to May 2020; Secretary of the Trust, May 2004 to November 2014; Chief Administrative Officer of the Trust, October 2010 to November 2014; Chief Risk Officer of Diamond Hill Capital Management, Inc. May 2020 to present; Chief Compliance Officer of Diamond Hill Capital Management, Inc., October 2010 to present; Controller of Diamond Hill Investment Group, Inc., April 2004 to March 2015.
Julie A. Roach Year of Birth: 1971	Treasurer	Since October 2017	Director-Fund Administration, Diamond Hill Capital Management, Inc., September 2017 to present; Assistant Treasurer - Head of Valuation Oversight, J.P. Morgan Asset Management, August 2012 to 2017.

1 Each Trustee is elected to serve in accordance with the Declaration of Trust and Bylaws of the Trust until their resignation, removal or retirement. Trustees have a 15-year term limit. Each Officer is elected by the Trustees for a renewable 1-year term to serve the Trust or until their resignation, removal or retirement. The address for all Trustees and Officers is 325 John H. McConnell Blvd., Suite 200, Columbus, OH 43215.
2 This includes all directorships (other than those in the Trust) that are held by each Trustee as a director of a public company or a registered investment company.
Fund Shares Owned By Trustees As Of December 31, 20201,2

Name of Trustee	Dollar Range of Equity Securities in the Trust.[1,2]						Aggregate Dollar Range of Shares Owned in All Funds Within the Trust Overseen by Trustee
	Diamond Hill Small Cap Fund	Diamond Hill Small-Mid Cap Fund	Diamond Hill Large Cap Fund	Diamond Hill Long- Short Fund	Diamond Hill Short Duration Securitized Bond Fund	Diamond Hill Corporate Credit Fund
Tamara L. Fagely	None	None	None	None	Over $100,000	None	Over $100,000
John T. Kelly-Jones	$10,001-$50,000	None	$50,001-$100,000	$10,001-$50,000	None	None	Over $100,000
D’Ray Moore	None	Over $100,000	None	Over $100,000	None	Over $100,000	Over $100,000
Nancy M. Morris	None	$10,001-$50,000	$10,001-$50,000	None	$10,001-$50,000	$10,001-$50,000	Over $100,000
1 Ownership disclosure is made using the following ranges: None; $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000 and over $100,000.
2 None of the Trustees owned shares of the Mid Cap Fund, All Cap Select Fund, Large Cap Concentrated Fund, Global Fund, International Fund, Core Bond Fund or High Yield Fund.

The compensation paid to the Trustees for the fiscal year ended December 31, 2020 is set forth in the following table:
COMPENSATION TABLE

Trustee	Aggregate Compensation*	Pension or Retirement Benefits Accrued as Part of Fund Expense	Estimated Annual Benefits Upon Retirement	Total Compensation Paid to Trustee
Tamara L. Fagely	$110,500	None	None	$110,500
John T. Kelly-Jones	106,500	None	None	106,500
D’Ray Moore, Chairperson	118,500	None	None	118,500
Nancy M. Morris	106,500	None	None	106,500

* The Trustees are compensated for their services to the Funds by Diamond Hill Capital Management, Inc. as part of the Administration Agreement. Former Trustees, Peter Sundman (resigned) and Elizabeth Kessler (term ended) were paid $108,500 and $97,375, respectively, during the fiscal year ended December 31, 2020.
The Trust has a policy that all of Trustee Compensation, except for that required to meet any tax liability resulting from the receipt of Trustee Compensation, must be invested in the Diamond Hill Funds and remain invested for the entire term of their trusteeship.
The Board has two standing committees: an Audit Committee and a Nominating and Governance Committee. All Trustees are members of the Audit Committee and Nominating and Governance Committee.
The Audit Committee’s function is to oversee the Trust’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; to oversee the quality and objectivity of the Trust’s financial statements and the independent audit thereof; and to act as a liaison between the Trust’s independent registered public accounting firm and the full Board of Trustees. The Audit Committee held two regularly scheduled meetings during the fiscal year ended December 31, 2020. Tamara L. Fagely serves as the Chairperson of the Audit Committee and is designated as the Audit Committee’s financial expert.
The Nominating and Governance Committee’s function is to nominate candidates for election to the Board of Trustees, make nominations for membership on all committees and review committee assignments at least annually. The Committee also reviews as necessary the responsibilities of any committees of the Board, whether there is a continuing need for each committee, whether there is a need for additional committees of the Board, and whether committees should be combined or reorganized. The Committee makes recommendations for any such action to the full Board. The Committee also considers candidates for trustees nominated by shareholders. Shareholders may recommend candidates for Board positions by forwarding their correspondence to the Secretary of the Trust at the Trust’s address and the shareholder communication will be forwarded to the Committee Chairperson for evaluation. The Nominating and Governance Committee held one regularly scheduled meeting during the fiscal year ended December 31, 2020. Nancy M. Morris serves as the Chair of the Nominating and Governance Committee.
As of January 31, 2021, the Trustees and Officers of the Trust as a group owned less than 1% of all of the classes of all of the Diamond Hill Funds.
The Trust and the Adviser have each adopted a Code of Ethics (together, the “Codes”) under Rule 17j-1 of the 1940 Act. The personnel subject to the Codes are permitted to invest in securities, including securities that may be purchased or held by the Funds, with the exception of Adviser personnel as described in “Personal Security Trading by the Portfolio Managers.” You may obtain a copy of the Codes from the Securities and Exchange Commission’s EDGAR web site or by calling the Funds at 1-888-226-5595.
Proxy Voting Policies and Procedures
General Policy
The Trust has delegated proxy voting responsibilities with respect to each of the Funds to the Adviser, subject to the general oversight of the Board. The Adviser has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended, consistent with its fiduciary obligations and the Proxy Policy has been approved by the Trustees of the Trust as the policies and procedures that the Adviser will use when voting proxies on behalf of the Funds. The Proxy Policy is designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised prudently and solely in the best economic interests of the Funds and their shareholders considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote. Any conflict between the interests of the Funds’ shareholders, on one hand, and those of the Adviser or principal underwriter on the other will be reported to the Board and the Board will provide direction to the Adviser on how to vote the proxy.
The Proxy Policy sets forth the Adviser’s voting guidelines. The guidelines contain information about the key objectives in voting proxies, various client and Adviser decision methods, conflicts of interest, general voting principles, and detailed explanations on how the Adviser will typically vote on certain matters that are typically up for shareholder vote. Each vote is ultimately determined on a case-by-case basis, taking into consideration all relevant facts and circumstances at the time of the vote.
How to Obtain More Information
Investors may obtain a copy of the Proxy Policy by writing to the Trust at 325 John H. McConnell Boulevard, Suite 200, Columbus, OH 43215 or by calling the Trust at 888-226-5595. Information about how the Funds voted proxies relating to portfolio securities for the 12 month period ended June 30th is available without charge, upon request, by calling the Trust at 888-226-5595, via a link on the Funds’ website, www.diamond-hill.com, and on the SEC’s website at http://www.sec.gov.
OTHER INFORMATION CONCERNING THE BOARD OF TRUSTEES
Leadership Structure and Board of Trustees
The primary responsibility of the Board of Trustees is to represent the interests of the shareholders of the Trust and to provide oversight of the management of the Trust. All of the Trustees on the Board are independent of and not affiliated with the Adviser or its affiliates. The same Trustees serve all thirteen Funds and have delegated day to day operation to various service providers whose activities they oversee. The Trustees have also engaged legal counsel (who is also legal counsel to the Trust) that is independent of the Adviser or its affiliates to advise them on matters relating to their responsibilities in connection with the Trust. The Trustees meet separately in an executive session on a quarterly basis and meet separately in executive session with the Funds’ Chief Compliance Officer at least annually. On an annual basis, the Board conducts a self-assessment and evaluates its structure. Consistent with Diamond Hill’s governing principles, each of the Diamond Hill Funds’ Trustees is a significant owner of the Funds with other shareholders (see table set forth above), which is designed to align their interests with those of shareholders. The Board has determined that the leadership and committee structure is appropriate for the Trust and allows the Board to effectively and efficiently evaluate issues that impact the Trust as a whole as well as issues that are unique to each Fund.
Board Oversight of Risk
    The Fund is subject to a number of risks, including investment, compliance, operational and financial risks, among others. Risk oversight forms part of the Board’s general oversight of the Funds and is addressed as part of various Board and committee activities. Day-to-day risk management with respect to the Fund resides with the Adviser or other service providers, subject to supervision by the Adviser. The Board oversees efforts by management and service providers to manage the risk to which the Fund may be exposed. For example, the Board meets with portfolio managers and receives regular reports regarding investment risk. The Board meets with the Chief Compliance Officer of the Trust and receives regular reports regarding compliance and regulatory risks. In addition, the Board meets with the Chief Compliance Officer of the Trust in Executive Session on a quarterly basis. The Audit Committee meets with the Trust’s Treasurer and receives regular reports regarding fund operations and risks related to the valuation, liquidity, and overall financial reporting of the Funds. From its review of these reports and discussions with management, the Board learns in detail about the material risks to which the Funds are exposed, enabling a dialogue about how management and service providers manage and mitigate those risks.
    Not all risks that may affect a Fund can be identified nor can controls be developed to eliminate or mitigate their occurrence or effects. It may not be practical or cost effective to eliminate or mitigate certain risks, the processes and controls employed to address certain risks may be limited in their effectiveness, and some risks are simply beyond the reasonable control of the Fund or the Adviser, its affiliates, or other service providers. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve a Fund’s goals. As a result of the foregoing and other factors, a Fund’s ability to manage risk is subject to substantial limitations. The Trustees believe that their current oversight approach is an appropriate way to manage risks facing the Fund, whether investment, compliance, financial, or otherwise. The Trustees may, at any time in their discretion, change the manner in which they conduct risk oversight of the Fund.
Trustee Attributes
    The Board believes each of the Trustees has demonstrated leadership abilities and possesses experience, qualifications, and skills valuable to the Funds. Each of the Trustees has substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and access information provided to them.

    Below is additional information concerning each particular Trustee and his/her attributes. The information provided below, and in the chart above, is not all-inclusive. Many Trustee attributes involve intangible elements, such as intelligence, work ethic, the ability to work together and the ability to communicate effectively, exercise judgment, ask incisive questions, manage people and problems or develop solutions.
Tamara L. Fagely was a business executive for a large mutual fund complex for over 20 years leading back office operations that included administration, fund accounting, financial reporting, transfer agent, and technology. Her experience included roles as Treasurer, Chief Financial Officer, and Chief Operations Officer. In addition, Ms. Fagely has management experience in broker/dealer operations and as an audit manager conducting audits of financial service organizations and mutual funds. Ms. Fagely currently serves on the boards of other registered investment companies. Ms. Fagely brings a detailed knowledge of the mutual fund industry and financial expertise to the Board.
John T. Kelly-Jones has more than 20 years’ experience in the investment management industry. Mr. Kelly-Jones was a founding partner, Chief Operations Officer and Chief Compliance Officer of Independent Franchise Partners, LLP (“IFP”), a registered investment adviser, overseeing all operational functions and establishing four funds of different structures. Mr. Kelly-Jones also previously served on the board of one of IFP’s Irish variable capital funds and of one U.S. private investment fund. In addition, he served in various roles and capacities at Morgan Stanley Asset Management, London from September 2002 through June 2009. His experience included working with mutual fund firms and investment advisers. Mr. Kelly-Jones exhibits excellent communication skills, as well as an ability to work effectively with others. Finally, Mr. Kelly-Jones brings a diversity of viewpoint, background and experience to the Board.
D’Ray Moore worked for a major service provider to investment managers and mutual funds for more than 10 years, including as a Senior Vice President for European relationship management. Her expertise in mutual fund operations enables Ms. Moore to bring a unique perspective to service provider oversight for the Trust. Ms. Moore currently serves on the board of another registered investment company. In addition to Ms. Moore's experience serving as an Independent Trustee for other mutual funds, she has 10 years of experience in banking and financial services, including retail investment sales and sales management.
Nancy M. Morris has more than 30 years’ experience and leadership within the investment management industry, most recently as Chief Compliance Officer of Wellington Management Company LLP. During the course of her career, Ms. Morris served as Secretary of the Securities and Exchange Commission and as Deputy Chief Counsel in the Division of Investment Management. Her experience includes addressing investment company regulatory and compliance matters affecting mutual fund firms and investment advisers. Ms. Morris currently serves on the boards of other registered investment companies. Ms. Morris exhibits excellent communication skills, possesses the ability to work collaboratively, and provides diversity of viewpoint and background.

PORTFOLIO TRANSACTIONS AND BROKERAGE
Subject to policies established by the Board of Trustees of the Trust, the Adviser is responsible for each Fund’s portfolio decisions and the placing of each Fund’s portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for a Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. All shareholders bear the costs when executing portfolio transactions in a Fund.
The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to a Fund and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser’s overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.
Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom a Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Funds. It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Funds under the Management Agreement.
While the Funds do not deem it practicable and in their best interests to solicit competitive bids for commission rates on each transaction, consideration is regularly given to posted commission rates as well as other information concerning the level of commissions charged on comparable transactions by qualified brokers. A Fund has no obligation to deal with any broker or dealer in the execution of its transactions.
Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.
The Adviser has entered into Client Commission Agreements with broker/dealers that are involved from time to time in executing, clearing, or settling securities transactions on behalf of the Funds (“CCA Brokers”) that provide for the CCA Brokers to pay a portion of the commissions paid by a Fund for securities transactions (“CCA Commissions”) to providers of research services.
Because these research service providers may play no role in executing client securities transactions, any research prepared by that research service provider may constitute third party research. Adviser may use brokerage commissions, including CCA Commissions, from a Fund’s portfolio transactions to acquire research, subject to the procedures and limitations provided in this section.
From time to time, the Adviser prepares a list of providers of research services that have been deemed by the Adviser to provide valuable research (“Research Firms”) as determined by Adviser’s investment staff. CCA Brokers are eligible to be included in the list of Research Firms. All trades with Research Firms will be effected in accordance with Adviser’s obligation to seek best execution for its client accounts. The Adviser uses a vote by its investment staff as a guide for allocating CCA Commissions. Compensation for research may also be made pursuant to commissions paid on trades executed by a Research Firm who is registered as a broker/dealer (“Research Broker”). Under normal circumstances, CCA Brokers are compensated for research solely through trade commissions. To the extent that payments for research to a Research Broker other than a CCA Broker are made pursuant to trade commissions, the Adviser will reduce the amount of CCA Commissions to be paid to that Research Broker for its research. However, the Adviser will reduce the amount of CCA Commissions to be paid to that Research Broker by less than the full amount of trade commissions paid to that Research Broker. Neither the Adviser nor the Funds has an obligation to any Research Firm if the amount of trade commissions and CCA Commissions paid to the Research Firm is less than the applicable non-binding target. The Adviser reserves the right to pay cash to a Research Firm from its own resources in an amount the Adviser determines in its discretion.

The products and services acquired by the Adviser in connection with such arrangements is intended to comply with Section 28(e) of the Securities Act of 1934, as amended, and the SEC’s related interpretive guidance. The Adviser will not cause a Fund or its clients to use trade commissions or CCA Commissions for purposes other than for eligible research and brokerage services or products.
When a Fund and another of the Adviser’s clients seek to purchase or sell the same security at or about the same time, the Adviser may execute the transaction on a combined (“blocked”) basis. Blocked transactions can produce better execution for a Fund because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis. Transactions of advisory clients (including the Funds) may also be blocked with those of the Adviser. The Adviser and its affiliates will be permitted to participate in the blocked transaction only after all orders of advisory clients (including the Funds) are filled.
In certain circumstances, such as a buy in for failure to deliver, the Adviser is not able to select the broker/dealer who will transact to cover the failure. For example, if a Fund sells a security short and is unable to deliver the securities sold short the broker/dealer through whom the Fund sold short must deliver securities purchased for cash, i.e., effect a buy-in, unless it knows that the Fund either is in the process of forwarding the securities to the broker/dealer or will do so as soon as possible without undue inconvenience or expense. Similarly, there can also be a failure to deliver in a long transaction and a resulting buy-in by the broker/dealer through whom the securities were sold. If the broker/dealer effects a buy-in, the Adviser will be unable to control the trading techniques, methods, venues or any other aspect of the trade used by the broker/dealer.
The Adviser may not give consideration to sales of shares of the Funds as a factor in selecting brokers and dealers to execute portfolio transactions. However, the Adviser may place portfolio transactions with brokers or dealers that promote or sell Fund shares so long as such placements are made pursuant to policies approved by the Board of Trustees that are designed to ensure that the selection is based on the quality of the broker’s execution and not on its sales efforts.
No paid brokerage commissions are disclosed since the Fund had not yet commenced operations in the last fiscal year.
Securities of Regular Broker-Dealers
As the Diamond Hill Large Cap Concentrated Fund had not yet commenced operations in the last fiscal year, information regarding the securities of the Fund's regular broker-dealers (or the parent of the regular broker-dealer) that were held by the Fund is not yet available.

Portfolio Holdings Disclosure

The Fund discloses portfolio holdings as described in the Prospectus. After such information is released to the public as described in the Prospectus, it may be included in marketing materials, advertisements and presentations. In addition to the policies described in the Prospectus, the Fund may release or authorize the release of portfolio holdings that are not publicly available for legitimate business purposes, provided that such disclosure is approved by the President and Treasurer of the Trust. The Trust currently has ongoing arrangements to disclose portfolio holdings information to third party service providers of the Funds or the Adviser and to rating or reporting agencies, or data or portfolio analysis firms, which include:
Cohen & Company, Ltd., the Funds’ independent registered public accounting firm
Financial printers
State Street Bank and Trust Company, the custodian
Thompson Hine LLP, legal counsel
Ultimus Fund Solutions, LLC, the sub-fund accountant

ACA Compliance Group
Bloomberg L.P.
Broadridge
Compliance Solutions Strategies
Factset Research Systems, Inc
Global Trading Analytics
ICE Data Services

Institutional Shareholder Services
Morningstar, Inc.
SS&C Eze and SS&C Advent
Synthesis Technology LLC
The Yield Book, Inc.

Disclosure of the Fund's daily portfolio holdings as an exception to the Fund's normal business practice may be made, provided that the disclosure is deemed to be in the best interests of shareholders and the party receiving the portfolio holdings signs a confidentiality agreement or the policies of the recipient are determined to be adequate to protect the integrity and confidentiality of the information. In no event shall portfolio holdings information be disclosed for compensation. In order to avoid conflicts of interest between the Fund's shareholders and the Adviser, any exceptions must be approved in writing by the Fund's President and Treasurer and any such exceptions granted will be presented to the Board of Trustees on a quarterly basis for their review.
In addition, separate account, model delivery programs and unregistered products clients (“Other Accounts”) of the Adviser have same day access to their portfolio holdings, and their advisors have access to representative portfolio holdings and may grant same day access to these portfolio holdings to their clients, their investors, and/or to one or more affiliated and unaffiliated service providers.  In addition, information about non-public portfolio holdings information attributable to Other Accounts managed or advised by the Adviser may be available to one or more affiliated or unaffiliated service providers to those accounts.  Some of the Other Accounts have substantially similar, or in some cases nearly identical, portfolio holdings to certain Fund. These Other Accounts are not subject to the portfolio holdings disclosure policies of the Fund to which they are similar and may disclose their similar or nearly identical portfolio holdings information in different forms and at different times than the Fund.
Portfolio holdings of the Fund will be disclosed on a quarterly basis on forms required to be filed with the SEC as follows: (i) portfolio holdings as of the end of each fiscal year ending December 31 will be filed as part of the annual report filed on Form N-CSR; (ii) portfolio holdings as of the end of each month will be filed on Form N-PORT; and (iii) portfolio holdings as of the end of the six-month period ending June 30 will be filed as part of the semi-annual report filed on Form N-CSR. The Trust’s Form N-CSR and Form N-PORT (at quarter-end) will be available on the SEC’s website at www.sec.gov. No later than 60 days after the end of each month, each fund will make available a complete uncertified schedule of its portfolio holdings as of the last day of that month. In addition to this monthly disclosure, each fund may also make publicly available its portfolio holdings at other dates as determined from time to time.

DISTRIBUTION PLAN
The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act, applicable to its Investor shares, which permits its Funds to pay for certain distribution and promotion activities related to marketing their shares. Pursuant to the Plan, the Fund will pay its principal underwriter a fee for the principal underwriter’s services in connection with the sales and promotion of the Fund, including its expenses in connection therewith, at an annual rate of 0.25% of the average daily net assets of the Investor shares. Payments received by the principal underwriter pursuant to the Plan may be greater or less than distribution expenses incurred by the principal underwriter with respect to the applicable class and are in addition to fees paid by each Fund pursuant to the Management Agreement and the Administration Agreement. The principal underwriter may in turn pay others for distribution and shareholder servicing as described below.
Under the Plan, the Trust may engage in any activities related to the distribution of Fund shares, including without limitation the following: (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisors and others that are engaged in the sale of Shares, or that may be advising shareholders of the Trust regarding the purchase, sale or retention of Shares, or that hold Shares for shareholders in omnibus accounts or as shareholders of record or provide shareholder support or administrative services to a Fund and its shareholders, or for rendering shareholder support services, including allocated overhead, office space and equipment, telephone facilities and expenses, answering routine inquiries regarding the Trust, processing shareholder transactions, and providing such other shareholder services as the Trust may request; (b) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to the Plans) who engage in or support distribution of Shares; (c) costs of preparing, printing and distributing Fund prospectuses and statements of additional information and reports for recipients other than existing Fund shareholders; (d) costs of formulating and implementing marketing and promotional activities, including sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (e) costs of preparing, printing and distributing sales literature; (f) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may deem advisable; and (g) costs of implementing and operating the Plan. The Funds do not participate in any joint distribution activities with other mutual funds outside of the Trust.
The Trustees expect that the Plan will encourage distribution of the Fund's Investor shares. It is also anticipated that an increase in the size of a Fund will facilitate more efficient portfolio management and assist a Fund in seeking to achieve its investment objective.
The Plan has been approved by the Fund's Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Fund and who have no direct or indirect financial interest in the Plan or any related agreement, by a vote cast in person. Continuation of the Plan and the related agreements must be approved by the Trustees annually, in the same manner, and a Plan or any related agreement may be terminated at any time without penalty by a majority of such independent Trustees or by a majority of the outstanding shares of the applicable class. Any amendment increasing the maximum percentage payable under a Plan or other material change must be approved by a majority of the outstanding shares of the applicable class, and all other material amendments to a Plan or any related agreement must be approved by a majority of the independent Trustees. Diamond Hill Capital Management (DHCM) and its employees may benefit indirectly from payments received under certain of the Plan.
Financial Intermediaries
The Funds have authorized certain financial intermediaries to accept purchase and redemption orders on their behalf. A Fund will be deemed to have received a purchase or redemption order when a financial intermediary or its designee accepts the order. These orders will be priced at the NAV next calculated after the order is accepted.
The Adviser does not consider a financial intermediary’s sale of shares of the Funds when selecting brokers or dealers to effect portfolio transactions for the Funds.
Payment of Additional Cash Compensation
On occasion, the Adviser may make payments out of its resources and legitimate profits, which may include profits the Adviser derives from investment advisory fees paid by the Funds, to financial intermediaries as incentives to market the Funds, to cooperate with the Adviser’s promotional efforts, or in recognition of the provision of administrative services and marketing and/or processing support. These payments are often referred to as “additional cash compensation” or “revenue sharing” and are in addition to Rule 12b-1 fees. The payments are made pursuant to agreements between financial intermediaries and the Adviser and do not affect the price investors pay to purchase shares of a Fund, the amount a Fund will receive as proceeds from such sales, or the amount of Rule 12b-1 fees and other expenses paid by a Fund.

Additional cash compensation payments may be used to pay financial intermediaries for: (a) transaction support, including any one-time charges for establishing access to Fund shares on particular trading systems (known as “platform access fees”); (b) program support, such as expenses related to including the Funds in retirement programs, fee-based advisory or wrap fee programs, fund supermarkets, bank or trust company products, and/or insurance programs (e.g., individual or group annuity contracts); (c) placement by a financial intermediary on its offered, preferred, or recommended fund list; (d) marketing support, such as providing representatives of the Adviser access to sales meetings, sales representatives and management representatives; (e) firm support, such as business planning assistance, advertising, and assistance with educating sales personnel about the Funds and shareholder financial planning needs; and (f) providing other distribution-related or asset retention services. Additional cash compensation payments generally are structured as basis point payments on assets, gross or net sales or, in the case of platform access fees, fixed dollar amounts.
Neither the Adviser or the Distributor made any payments of additional cash compensation in the last fiscal year, as the Diamond Hill Large Cap Concentrated Fund had not yet commenced operations.
In addition to member firms of the Financial Industry Regulatory Authority, the Adviser also reserves the ability to make payments, as described above, to other financial intermediaries that sell or provide services to the Fund and shareholders, such as banks, insurance companies, and plan administrators. These firms are not included in this list and may include affiliates of the Adviser. You should ask your financial intermediary whether it receives additional cash compensation payments, as described above, from the Adviser.
The Adviser may also pay non-cash compensation to financial intermediaries and their representatives in the form of (a) occasional gifts; (b) occasional meals, tickets or other entertainment; and/or (c) sponsorship support of regional or national conferences or seminars. Such non-cash compensation will be made subject to applicable law.
DETERMINATION OF SHARE PRICE
The price of the shares of a Fund is based on the Fund’s net asset value per share (“NAV”) next determined after the order is received. The NAV is calculated at the close of trading (normally 4:00 p.m., Eastern time (“ET”)) on each day the New York Stock Exchange (the “NYSE”) is open for business (“open business day”). Should the NYSE experience an unexpected market closure or restriction on trading during or on what is expected to be an open business day, the Fund will make a determination whether to calculate the NAV at the times as described above (and value the securities as described below in this Statement of Additional Information and in the prospectus) or to suspend the determination of the NAV based on available information at the time of or during the unexpected closure or restriction on trading. Purchase requests received by the Fund or an authorized agent of the Fund after the NYSE closes, or on a day on which the NYSE is not open for trading, will be effective on the next open business day thereafter on which the NYSE is open for trading, and the offering price will be based on the Fund’s NAV at the close of trading on that day.
A separate NAV is calculated for each share class of a Fund. The NAV for a class is calculated by dividing the value of the Fund’s total assets (including interest and dividends accrued but not yet received), allocable to that class minus liabilities (including accrued expenses) allocable to that class, by the total number of that class’s shares outstanding.
U.S. Equity Securities
U.S. equity securities (including options, rights, warrants, futures, and options on futures) traded in the over-the-counter market or on a primary exchange shall be valued at the closing price as determined by the primary exchange, typically at 4:00 p.m. ET. If no sale occurred on the valuation date, the securities will be valued at the latest bid quotations for a long position or at the last quoted ask price for a short position as of the closing of the primary exchange, typically at 4:00 p.m. ET. Securities for which quotations are either (1) not readily available or (2) determined by the Valuation & Liquidity Committee to not accurately reflect their value are valued at their fair value using procedures approved by the Board of Trustees. Significant bid-ask spreads, or infrequent trading may indicate a lack of readily available market quotations. Securities traded on more than one exchange will first be valued at the last sale price on the principal exchange, and then the secondary exchange. The NASDAQ National Market System is considered an exchange. Mutual fund investments will be valued at the most recently calculated (current day) NAV.
U.S. Fixed Income Securities
Fixed income securities shall be valued at an evaluated bid price, generally as of 4:00 p.m. ET, provided by an independent pricing service approved by the Board of Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as trading activity, readily available market quotations (including broker quotes), yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data.
These securities are generally considered to be fair valued; however, because the prices are provided by an independent approved pricing service, the fair value procedures approved by the Board of Trustees need not be applied. Securities with less than 61 days to maturity may be valued at amortized cost. Amortized cost shall not be used if the use of amortized cost would be inappropriate due to credit or other impairments of the issuer.
Securities for which quotations are either (1) not readily available, (2) not provided by an approved pricing service or broker, or (3) determined by the Valuation & Liquidity Committee to not accurately reflect their value, are valued at their fair value using procedures approved by the Board of Trustees.
TAXES
The following discussion of certain U.S. federal income tax consequences is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. Each shareholder should consult a qualified tax advisor regarding the tax consequences of an investment in a Fund. The tax considerations relevant to a specific shareholder depend upon the shareholder’s specific circumstances, and the following general summary does not attempt to discuss all potential tax considerations that could be relevant to a prospective shareholder with respect to the Trust or its investments. This general summary is based on the Internal Revenue Code of 1986, as amended (the “Code”), the U.S. federal income tax regulations promulgated thereunder, and administrative and judicial interpretations thereof as of the date hereof, all of which are subject to change (potentially on a retroactive basis).
The Fund intends to qualify as a regulated investment company under Subchapter M of the Code, which requires compliance with certain requirements concerning the sources of its income, diversification of its assets, and the amount and timing of its distributions to shareholders. Such qualification does not involve supervision of management or investment practices or policies by any government agency or bureau. By so qualifying, each Fund should not be subject to federal income or excise tax on its net investment income or net capital gain, to the extent such amounts are distributed to shareholders in accordance with the applicable timing requirements.
The Fund intends to distribute substantially all of its net investment income (including any excess of net short-term capital gains over net long-term capital losses) and net capital gain (that is, any excess of net long-term capital gains over net short-term capital losses) in accordance with the timing requirements imposed by the Code and therefore should not be required to pay any federal income or excise taxes. Net capital gain for a fiscal year is computed by taking into account any capital loss carry forward of the Fund.
To be treated as a regulated investment company under Subchapter M of the Code, each Fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or non-U.S. currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holding so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund’s assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the Fund’s assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses, or the securities of certain publicly traded partnerships.
If the Fund fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it may be treated as a corporation for federal income tax purposes. As such, the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of the Fund generally would not be liable for income tax on the Fund’s net investment income or net realized capital gains in their individual capacities. However, distributions to shareholders, whether from the Fund’s net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Fund.
As a regulated investment company, the Trust is subject to a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gain under a prescribed formula contained in Section 4982 of the Code. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund’s ordinary income for the calendar year and at least 98.2% of its capital gain net income (i.e., the excess of its capital gains over capital losses) realized during the one-year period ending October 31 during such year plus 100% of any income that was neither distributed nor taxed to the Fund during the preceding calendar year. While each Fund intends to distribute its ordinary income and capital gains in a manner so as to avoid imposition of the federal excise and income taxes, there can be no assurance that a Fund indeed will make sufficient distributions to avoid entirely the imposition of federal excise or income taxes on the Fund.
The following discussion of U.S. federal income tax consequences is for the general information of shareholders that are U.S. persons subject to tax. Shareholders that are IRAs or other qualified retirement plans generally are exempt from income taxation under the Code. Shareholders that are non-U.S. persons, IRAs or other qualified retirement plans should consult their own tax advisors regarding the tax consequences of an investment in a Fund.
Distributions of taxable net investment income (including the excess of net short-term capital gain over net long-term capital loss) generally are taxable to shareholders as ordinary income. However, distributions by a Fund to a non-corporate shareholder may be subject to income tax at the shareholder’s applicable tax rate for long-term capital gain, to the extent that the Fund receives qualified dividend income on the securities it holds, the Fund properly designates the distribution as qualified dividend income, and the Fund and the non-corporate shareholder receiving the distribution meet certain holding period and other requirements. Distributions of taxable net investment income (including qualified dividend income) may be subject to an additional 3.8% Medicare tax as discussed below.
Distributions of net realized capital gain (“capital gain dividends”) generally are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of a Fund have been held by such shareholders. Under current law, capital gain dividends recognized by a non-corporate shareholder generally will be taxed at a maximum rate of 20%. Capital gains of corporate shareholders are taxed at the same rate as ordinary income.
Distributions of taxable net investment income and net capital gain will be taxable as described above, whether received in additional cash or shares. All distributions of taxable net investment income and net realized capital gain, whether received in shares or in cash, must be reported by each taxable shareholder on his or her federal income tax return. Dividends or distributions declared in October, November or December as of a record date in such a month, if any, will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of shares may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.
Redemption of Fund shares by a shareholder will result in the recognition of taxable gain or loss in an amount equal to the difference between the amount realized and the shareholder’s tax basis in the shareholder’s Fund shares. Such gain or loss is treated as a capital gain or loss if the shares are held as capital assets. However, any loss realized upon the redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as capital gain dividends during such six-month period. All or a portion of any loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.
Under the Code, the Fund will be required to report to the Internal Revenue Service all distributions of taxable income and net realized capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of taxable net investment income and net realized capital gain and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax (currently, at a rate of 28%) in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law, or if the Trust is notified by the IRS or a broker that withholding is required due to an incorrect TIN or a previous failure to report taxable interest or dividends. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.
An additional 3.8% Medicare tax generally will be imposed on certain net investment income (including ordinary dividends, qualified dividend income and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that any such person’s “modified and adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.
Payments to a shareholder that is either a non-U.S. financial institution (“FFI”) or a non-financial non-U.S. entity (“NFFE”) within the meaning of the Foreign Account Tax Compliance Act (“FATCA”) may be subject to a generally nonrefundable 30% withholding tax on: (a) income dividends paid by a Fund after June 30, 2014, and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2018. FATCA withholding tax generally can be avoided: (a) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect ownership of non-U.S. financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reports information relating to them. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a non-U.S. entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
Shareholders should consult their tax advisors about the application of federal, state, local and non-U.S. tax law in light of their particular situation.
Should additional series, or funds, be created by the Trustees, each fund would be treated as a separate tax entity for federal income tax purposes.
CUSTODIAN
State Street Bank and Trust Company, 200 Clarendon Street, 16th Floor, Boston, MA 02116 is the Custodian for each Fund’s investments. The Custodian acts as each Fund’s depository, safe keeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at each Fund’s request and maintains records in connection with its duties.
SUB-FUND ACCOUNTING AGENT AND SUB-TRANSFER AGENT
Pursuant to a Master Services Agreement entered into between Ultimus Fund Solutions, LLC (“Ultimus”) and the Adviser, Ultimus acts as the Fund's sub-fund accounting agent and, in such capacity, maintains the books and records of the Fund, calculates the net asset value per share of each class, calculates investment performance and prepares all financial statements and regulatory filings. Pursuant to the Master Services Agreement, Ultimus also acts as the Fund's sub-transfer agent and, in such capacity, maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent and performs other accounting and shareholder service functions. Fees of Ultimus under the Master Services Agreement are paid by the Adviser pursuant to the Administration Agreement.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The firm of Cohen & Company, Ltd., 1350 Euclid Ave., Suite 800, Cleveland, Ohio 44115 has been selected as independent registered public accounting firm for the Trust for the fiscal year ending December 31, 2021. Cohen & Company, Ltd. will perform an annual audit of the Fund's financial statements and advise the Fund as to certain accounting matters.
DISTRIBUTOR
Foreside Financial Services, LLC, located at Three Canal Plaza, Suite 100, Portland, ME 04101 (the “Distributor”), is the Trust’s principal underwriter and exclusive agent for distribution of the Fund's shares. The Distributor continually distributes shares of the Fund on a best efforts basis. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Trust. The Distributor does not receive compensation from the Fund for its Distribution services. The Adviser pays the Distributor a fee for certain distribution-related services.
SECURITIES LENDING AGENT
    State Street Bank and Trust Company (“State Street”) will serve as the securities lending agent to the Fund. As the securities lending agent, State Street is responsible for the implementation and administration of the securities lending program pursuant to a Securities Lending Authorization Agreement (“Securities Lending Agreement”). State Street will act as agent to the Fund to lend available securities with any person on its list of approved borrowers, including State Street and certain of its affiliates. State Street determines whether a loan shall be made and negotiates and establishes the terms and conditions of the loan with the borrower. State Street ensures that all substitute interest, dividends, and other distributions paid with respect to loan securities is credited to the Fund’s relevant account on the date such amounts are delivered by the borrower to State Street. State Street receives and holds, on the Fund’s behalf, collateral from borrowers to secure obligations of borrowers with respect to any loan of available securities. State Street marks loaned securities and collateral to their market value each business day based upon the market value of the collateral and loaned securities at the close of business employing the most recently available pricing information and receives and delivers collateral in order to maintain the value of the collateral at no less than 100% of the market value of the loaned securities. At the termination of the loan, State Street returns the collateral to the borrower upon the return of the loaned securities to State Street. State Street invests cash collateral in accordance with the Securities Lending Agreement. State Street maintains such records as are reasonably necessary to account for loans that are made and the income derived therefrom and makes available to the Fund a monthly statement describing the loans made, and the income derived from the loans, during the period. State Street performs compliance monitoring and testing of the securities lending program and provides quarterly report to the Fund’s Board of Trustees.

PRINCIPAL HOLDERS OF OUTSTANDING SHARES
As of March 31, 2021, Diamond Hill Capital Management, Inc. owned 100% of each class of the Fund's outstanding shares. A person owning of record, for the benefit of others, more than 25% of a class of a Fund’s outstanding shares may be deemed to control the class or Fund. A controlling shareholder can control the outcomes of proposals submitted to shareholders for approval.
SHAREHOLDER NAME AND ADDRESS                % OWNERSHIP
DIAMOND HILL CAPITAL MANAGEMENT, INC.            100%
325 JOHN H MCCONNELL BLVD, STE 200
COLUMBUS, OH 43215

FINANCIAL STATEMENTS
No financial statements and independent registered public accounting firm’s report are included in this Statement of Additional Information as the Diamond Hill Large Cap Concentrated Fund had not yet commenced operations as of the previous fiscal year-end. The Fund will provide the Annual Report without charge for future periods upon written request or request by telephone.

DIAMOND HILL FUNDS
PART C. OTHER INFORMATION

ITEM 28.    EXHIBITS

(a)	Articles of Incorporation.

(i)
Copy of Registrant’s Third Amended and Restated Agreement and Declaration of Trust dated February 28, 2021, which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 79, is hereby incorporated by reference.

(b)	By-Laws.

(i)	Copy of Amended and Restated By-Laws, dated as of November 14, 2018, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 69, is hereby incorporated by reference.

(c)	Instruments Defining Rights of Security Holders.
None other than in Registrant’s Second Amended and Restated Agreement and Declaration of Trust and By-Laws.

(d)	Investment Advisory Contracts.

(i)
Copy of Registrant’s Amended and Restated Investment Management Agreement, dated as of November 17, 2011 with its Adviser, Diamond Hill Capital Management, Inc., which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 36, is hereby incorporated by reference.

(ii)
Copy of Amended Exhibit A, dated as of February 11, 2021, to the Registrant’s Amended and Restated Investment Management Agreement, dated as of November 17, 2011, for the Diamond Hill Large Cap Concentrated Fund with its Adviser, Diamond Hill Capital Management, Inc., which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 79, is hereby incorporated by reference.

(iii)
Copy of Registrant’s Fee Waiver Agreement dated as of April 6, 2017, with its Adviser, Diamond Hill Capital Management, Inc., which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 60, is hereby incorporated by reference.

(e)	Underwriting Contracts.

(i)
Copy of Underwriting Agreement with BHIL Distributors, LLC, dated as of August 18, 2016, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 54, is hereby incorporated by reference.

(ii)	Copy of Underwriting Agreement Novation with BHIL Distributors, LLC which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 62, is hereby incorporated by reference.

(iii)	Form of Dealer’s Agreement, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 54, is hereby incorporated by reference.

(f)	Bonus or Profit Sharing Contracts.
None.

(g)	Custodian Agreements.

(i)
Copy of Registrant’s Master Custodian Agreement and Fee Schedule with the Custodian, State Street Bank and Trust Company, dated as of March 1, 2014, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 43, is hereby incorporated by reference.

(ii)	Copy of Amendment dated October 13, 2015, to Fee Schedule dated as of March 1, 2014, which was filed as an Exhibit to the Registrant’s Amendment No. 54, is hereby incorporated by reference.

(iii)	Copy of Amendment dated March 1, 2016, to Fee Schedule dated as of March 1, 2014, which was filed as an Exhibit to the Registrant’s Amendment No. 54, is hereby incorporated by reference.

(iv)
Copy of Amended Appendix A, dated February 11, 2021, to Master Custodian Agreement with the Custodian, State Street Bank and Trust Company, dated as of March 1, 2014, which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 79, is hereby incorporated by reference.

(h)	Other Material Contracts.

(i)
Copy of Registrant’s Amended and Restated Administrative and Transfer Agency Services Agreement dated as of May 31, 2002, as restated and amended November 17, 2011 and May 23, 2013 with Diamond Hill Capital Management, Inc., which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 41, is hereby incorporated by reference.

(ii)
Copy of Amendment dated February 20, 2014 to the Amended and Restated Administrative, Fund Accounting and Transfer Agency Services Agreement dated as of May 31, 2002, as restated and amended November 17, 2011, and May 23, 2013 with Diamond Hill Capital Management, Inc., which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 43, is hereby incorporated by reference.

(iii)
Copy of Amended Schedule B, dated as of February 28, 2018, to the Amended and Restated Administrative, Fund Accounting and Transfer Agency Services Agreement, dated as of May 31, 2002, as restated and amended November 17, 2011 and May 23, 2013, and amended February 20, 2014, with Diamond Hill Capital Management, Inc., which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 65, is hereby incorporated by reference.

(iv)
Copy of Amended Schedule A, dated as of February 11, 2021, to the Amended and Restated Administrative, Fund Accounting and Transfer Agency Services Agreement, dated as of May 31, 2002, as restated and amended November 17, 2011 and May 23, 2013, and amended February 20, 2014, with Diamond Hill Capital Management, Inc., which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 79, is hereby incorporated by reference.

(v)
Copy of Master Services Agreement with Diamond Hill Capital Management, Inc. and Ultimus Fund Solutions, LLC, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 54, is hereby incorporated by reference.

(vi)
Copy of Amendment, dated December 18, 2017, to the Master Services Agreement with Diamond Hill Capital Management, Inc. and Ultimus Fund Solutions, LLC, which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 65, is hereby incorporated by reference.

(vii)
Copy of Amended Schedule A, dated February 11, 2021, to the Master Services Agreement with Diamond Hill Capital Management, Inc. and Ultimus Fund Solutions, LLC, which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 79, is hereby incorporated by reference.

(viii)
Copy of Registrant’s Securities Lending Authorization Agreement with State Street Bank and Trust Company dated as of March 1, 2014, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 43, is hereby incorporated by reference.

(ix)
Copy of First Amendment, dated November 19, 2015, to Registrant’s Securities Lending Authorization Agreement with State Street Bank and Trust Company dated as of March 1, 2014, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 51, is hereby incorporated by reference.

(x)
Copy of Second Amendment, dated February 10, 2016, to Registrant’s Securities Lending Authorization Agreement with State Street Bank and Trust Company dated as of March 1, 2014, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 51, is hereby incorporated by reference.

(xi)
Copy of Third Amendment, dated April 6, 2016, to Registrant’s Securities Lending Authorization Agreement with State Street Bank and Trust Company dated as of March 1, 2014, which was filed as an Exhibit to the Registrant’s Amendment No. 54, is hereby incorporated by reference.

(xii)
Copy of Fourth Amendment, dated July 8, 2016, to Registrant’s Securities Lending Authorization Agreement with State Street Bank and Trust Company dated as of March 1, 2014, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 54, is hereby incorporated by reference.

(xiii)
Copy of Fifth Amendment, dated July 26, 2016, to Registrant’s Securities Lending Authorization Agreement with State Street Bank and Trust Company dated as of March 1, 2014, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 54, is hereby incorporated by reference.

(xiv)
Copy of Sixth Amendment, dated October 12, 2016, to Registrant’s Securities Lending Authorization Agreement with State Street Bank and Trust Company dated as of March 1, 2014, which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 63, is hereby incorporated by reference.

(xv)
Copy of Seventh Amendment, dated November 14, 2017, to Registrant’s Securities Lending Authorization Agreement with State Street Bank and Trust Company dated as of March 1, 2014, which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 65, is hereby incorporated by reference.

(xvi)
Copy of Eighth Amendment, dated March 9, 2018, to Registrant’s Securities Lending Authorization Agreement with State Street Bank and Trust Company dated as of March 1, 2014, which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 70, is hereby incorporated by reference.

(xvii)
Copy of Ninth Amendment, dated February 14, 2019, to Registrant’s Securities Lending Authorization Agreement with State Street Bank and Trust Company dated as of March 1, 2014, which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 70, is hereby incorporated by reference.

(xviii)
Copy of Tenth Amendment, dated March 1, 2019, to Registrant’s Securities Lending Authorization Agreement with State Street Bank and Trust Company dated as of March 1, 2014, which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 71, is hereby incorporated by reference.

(xix)
Copy of Eleventh Amendment, dated February 11, 2021, to Registrant’s Securities Lending Authorization Agreement with State Street Bank and Trust Company dated as of March 1, 2014, which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 79, is hereby incorporated by reference.

(xx)
Copy of Registrant’s Exclusive Lending Agreement with State Street Bank and Trust Company, dated as of May 26, 2015, as amended by First Amendment dated as of June 19, 2015, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 47, is hereby incorporated by reference.

(xxi)
Copy of Second Amendment dated April 6, 2016, to Registrant’s Exclusive Lending Agreement with State Street Bank and Trust Company dated as of May 26, 2015, which was filed as an Exhibit to the Registrant’s Amendment No. 54, is hereby incorporated by reference.

(xxii)
Copy of Third Amendment dated May 5, 2016, to Registrant’s Exclusive Lending Agreement with State Street Bank and Trust Company dated as of May 26, 2015, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 54, is hereby incorporated by reference.

(xxiii)
Copy of Fourth Amendment dated March 9, 2018, to Registrant’s Exclusive Lending Agreement with State Street Bank and Trust Company dated as of May 26, 2015, which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 79, is hereby incorporated by reference.

(i)	Legal Opinion.
Consent of Thompson Hine LLP is filed herewith.

(j)	Other Opinions.

None

(k)	Omitted Financial Statements. None

(l)	Initial Capital Agreements.
Copy of Letter of Initial Stockholder, which was filed as an Exhibit to Registrant’s Pre-Effective Amendment No. 1, is hereby incorporated by reference.

(m)	Rule 12b-1 Plans.

(i)
Copy of Registrant's Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 dated February 28, 2021, which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 79, is hereby incorporated by reference.

(n)	Rule 18f-3 Plan.

(i)
Copy of Registrant's Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 as mended February 28, 2021, which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 79, is hereby incorporated by reference.

(o)	Reserved

(p)	Codes of Ethics.

(i)
Copy of the Revised Code of Ethics of Diamond Hill Funds and Diamond Hill Capital Management, Inc. dated February 28, 2020, which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 76, is hereby incorporated by reference.

(q)	Nominating and Governance Committee Charter

(i)	Copy of Nominating and Governance Committee Charter, dated as of November 2018, which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 70, is hereby incorporated by reference.
ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND
None.
ITEM 30. INDEMNIFICATION
(a) Article VI of the Registrant’s Second Amended and Restated Agreement and Declaration of Trust provides for indemnification of officers and Trustees as follows:
SECTION 6.4 INDEMNIFICATION OF TRUSTEES, OFFICERS, ETC. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its past, present and future

Trustees and officers (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil, criminal, administrative or investigative, and any appeal therefrom, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.
SECTION 6.5 ADVANCES OF EXPENSES. The Trust shall advance attorneys’ fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.
SECTION 6.6 INDEMNIFICATION NOT EXCLUSIVE, ETC. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, “Covered Person” shall include such person’s heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person. Liability of Third Persons Dealing with Trustees. No person dealing with the Trustees shall be bound to make any inquiry concerning the validity of any transaction made or to be made by the Trustees or to see to the application of any payments made or property transferred to the Trust or upon its order.
(b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its Advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

(c) Pursuant to the Underwriting Agreement (“Agreement”), the Underwriter has agreed to indemnify, defend, and hold the Registrant, its affiliates, and each of their respective trustees, officers, employees, representatives, and any person who controls or previously controlled the Registrant within the meaning of Section 15 of the 1933 Act, (collectively, the “Registrant Indemnitees”) free and harmless from and against any and all losses, claims, demands, liabilities, damages and expenses (including the costs of investigating or defending any alleged losses, claims, demands, liabilities, damages or expenses and any reasonable counsel fees incurred in connection therewith) (collectively, “Losses”) that any Registrant Indemnitee may incur under the 1933 Act, the 1934 Act, the 1940 Act, any other statute (including Blue Sky laws) or any rule or regulation thereunder, or under common law or otherwise arising out of or based upon (i) the Underwriter’s breach of any of its obligations, representations, warranties or covenants contained in the Agreement; (ii) the Underwriter’s failure to comply with any applicable securities laws or regulations; or (iii) any claim that the Registration Statement, Prospectus, sales literature and advertising materials or other information filed or made public by the Registrant (as from time to time amended) include or included an untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary in order to make the statements not misleading, insofar as such statement or omission was made in reliance upon and in conformity with information furnished to the Registrant by the Underwriter in writing. In no event shall anything contained in the Agreement be so construed as to protect the Registrant against any liability to the Underwriter to which the Registrant would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties under the Agreement or by reason of its reckless disregard of its obligations under the Agreement.
(d) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
A. Diamond Hill Capital Management, Inc., 325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215 (“DHCM”), adviser to the Diamond Hill Small Cap Fund, Diamond Hill Small-Mid Cap Fund, Diamond Hill Mid Cap Fund, Diamond Hill All Cap Select Fund, Diamond Hill Large Cap Fund, Diamond Hill Large Cap Concentrated Fund, Diamond Hill Long-Short Fund, Diamond Hill Global Fund, Diamond Hill International Fund, Diamond Hill Short Duration Securitized Bond Fund, Diamond Hill Core Bond Fund, Diamond Hill Corporate Credit Fund, and Diamond Hill High Yield Fund is a registered investment adviser.
(1) DHCM has engaged in no other business during the past two fiscal years.
(2) Information with respect to the directors and officers of DHCM is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-32176).
ITEM 32. PRINCIPAL UNDERWRITERS

(a)	Foreside Financial Services, LLC (f/k/a BHIL Distributors, LLC) (the "Distributor") acts as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1. 13D Activist Fund, Series of Northern Lights Fund Trust
2. 2nd Vote Funds
3.AAMA Equity Fund, Series of Asset Management Fund
4.AAMA Income Fund, Series of Asset Management Fund
5.Advisers Investment Trust
6.AltShares Trust
7.BMO Funds, Inc.
8.BMO LGM Frontier Markets Equity Fund
9.Boston Trust Walden Funds (f/k/a The Boston Trust & Walden Funds)
10.Conversus StepStone Private Markets
11.Cook & Bynum Funds Trust
12.Datum One Series Trust
13.Diamond Hill Funds
14.Driehaus Mutual Funds
15.Emles Trust
16.FlowStone Opportunity Fund
17.Inspire 100 ETF, Series of Northern Lights Fund Trust IV
18.Inspire Corporate Bond Impact ETF, Series of Northern Lights Fund Trust IV
19.Inspire Faithward Large Cap Momentum ESG ETF, Series of Northern Lights Fund Trust IV
20.Inspire Faithward Mid Cap Momentum ESG ETF, Series of Northern Lights Fund Trust IV
21.Inspire Global Hope ETF, Series of Northern Lights Fund Trust IV
22.Inspire International ESG ETF, Series of Northern Lights Fund Trust IV
23.Inspire Small Mid Cap Impact ETF, Series of Northern Lights Fund Trust IV
24.Inspire Tactical Balanced ESG ETF, Series of Northern Lights Fund Trust IV
25.Praxis Mutual Funds
26.Primark Private Equity Investments Fund
27.Rimrock Funds Trust
28.SA Funds – Investment Trust
29.Sequoia Fund, Inc.
30.Simplify Exchange Traded Funds
31.Siren ETF Trust

The Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Regulatory Authority or “FINRA.” The Distributor has its main address at Three Canal Plaza, Suite 100, Portland, ME 04101.

(b)	Officers and Directors.

Name	Address	Position with the Distributor	Position and Offices with Registrant
Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	President, Treasurer and Manager	None
Susan K. Moscaritolo	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President and Chief Compliance Officer	None
Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Jennifer K. DiValerio	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President	None
Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None
(c) Not applicable.
ITEM 33. LOCATION OF ACCOUNTS AND RECORDS
Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at 325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215; and/or by the Registrant’s custodian, State Street Bank and Trust Company, 200 Clarendon Street, 16th Floor, Boston, MA 02116; and the Registrant’s sub-administration service provider, sub-fund accountant, and sub-transfer agent, Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.
ITEM 34. MANAGEMENT SERVICES
None.
ITEM 35. UNDERTAKINGS
None.

EXHIBIT INDEX

Exhibit Number                    Description
(i)            Consent of Thompson Hine LLP

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, and the State of Ohio on April 26, 2021.

DIAMOND HILL FUNDS

By:	/s/ Thomas E. Line
Thomas E. Line
Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Thomas E. Line	President	April 26, 2021
Thomas E. Line

/s/ Julie A. Roach	Treasurer	April 26, 2021
Julie A. Roach

D’Ray Moore*	Trustee	April 26, 2021
D’Ray Moore

Tamara L. Fagely*	Trustee	April 26, 2021
Tamara L. Fagely

Nancy M. Morris*	Trustee	April 26, 2021
Nancy M. Morris

John T. Kelly-Jones*	Trustee	April 26, 2021
John T. Kelly-Jones

*By:	/s/ Thomas E. Line
Thomas E. Line
Executed by Thomas E. Line
on behalf of those indicated pursuant to Powers of Attorney